Not FDIC Insured May Lose Value No Bank Guarantee
39362-Q3PH

Schedule of Investments
(unaudited)
Putnam Multi-Asset Income Fund 2
Notes to Schedule of Investments 52

Putnam Asset Allocation Funds
Schedule of Investments (unaudited), May 31, 2025
Putnam Multi-Asset Income Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 26.2%
Aerospace & Defense 0.6%
a
AeroVironment, Inc. ................................. United States 21 $ 3,739
a
Astronics Corp. ..................................... United States 140 4,371
General Dynamics Corp. .............................. United States 158 44,001
General Electric Co. ................................. United States 180 44,264
Lockheed Martin Corp. ............................... United States 1,597 770,361
Moog, Inc., A ....................................... United States 16 2,965
a
Rocket Lab Corp. ................................... United States 145 3,885
Rolls-Royce Holdings plc ............................. United Kingdom 8,001 93,107
RTX Corp. ........................................ United States 398 54,319
Safran SA ......................................... France 190 56,194
Thales SA ......................................... France 51 15,620
a
V2X, Inc. .......................................... United States 118 5,343
1,098,169
Air Freight & Logistics 0.3%
Deutsche Post AG ................................... Germany 1,828 82,028
FedEx Corp. ....................................... United States 199 43,402
Hub Group, Inc., A ................................... United States 214 7,214
United Parcel Service, Inc., B .......................... United States 7,025 685,218
817,862
Automobile Components 0.0%
†
a
Adient plc ......................................... United States 327 5,098
a
American Axle & Manufacturing Holdings, Inc. .............. United States 1,740 7,639
Dana, Inc. ......................................... United States 948 15,765
Denso Corp. ....................................... Japan 500 6,750
a
Dorman Products, Inc. ............................... United States 24 3,103
a
Gentherm, Inc. ..................................... United States 97 2,654
Sumitomo Electric Industries Ltd. ....................... Japan 1,300 27,268
a
Visteon Corp. ...................................... United States 182 15,365
83,642
Automobiles 0.8%
Bayerische Motoren Werke AG ......................... Germany 742 65,831
Ford Motor Co. ..................................... United States 4,291 44,541
Isuzu Motors Ltd. ................................... Japan 1,400 18,924
Mercedes-Benz Group AG ............................ Germany 1,598 95,557
Stellantis NV ....................................... United States 3,332 33,831
Stellantis NV ....................................... United States 3,717 37,889
Subaru Corp. ...................................... Japan 300 5,507
a
Tesla, Inc. ......................................... United States 2,785 964,891
Toyota Motor Corp. .................................. Japan 6,200 118,037
1,385,008
Banks 1.4%
b
ABN AMRO Bank NV, CVA, 144A, Reg S ................. Netherlands 2,165 55,964
Amalgamated Financial Corp. .......................... United States 218 6,588
Ameris Bancorp .................................... United States 45 2,766
ANZ Group Holdings Ltd. ............................. Australia 6,522 122,048
Associated Banc-Corp. ............................... United States 124 2,873
a
Axos Financial, Inc. .................................. United States 244 16,968
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 4,687 70,361
Banco BPM SpA .................................... Italy 5,735 65,923
Banco de Sabadell SA ............................... Spain 19,798 63,027
Bank Leumi Le-Israel BM ............................. Israel 2,243 36,198
Bank of America Corp. ............................... United States 1,157 51,058
Bank of NT Butterfield & Son Ltd. (The) ................... United States 171 7,209
Banner Corp. ...................................... United States 38 2,343

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Berkshire Hills Bancorp, Inc. ........................... United States 157 $ 3,887
BNP Paribas SA .................................... France 1,031 90,289
BOC Hong Kong Holdings Ltd. ......................... China 13,000 54,672
CaixaBank SA ...................................... Spain 14,657 124,330
Cathay General Bancorp .............................. United States 357 15,299
Central Pacific Financial Corp. ......................... United States 203 5,420
Citigroup, Inc. ...................................... United States 735 55,360
Citizens Financial Group, Inc. .......................... United States 1,173 47,331
Comerica, Inc. ..................................... United States 802 45,786
Credit Agricole SA ................................... France 5,397 98,815
a
Customers Bancorp, Inc. .............................. United States 250 12,740
Danske Bank A/S ................................... Denmark 914 35,024
DBS Group Holdings Ltd. ............................. Singapore 1,700 58,654
Enterprise Financial Services Corp. ...................... United States 171 9,053
FB Financial Corp. .................................. United States 59 2,575
Financial Institutions, Inc. ............................. United States 107 2,763
First Bancorp ...................................... United States 784 15,664
First Financial Corp. ................................. United States 65 3,370
First Merchants Corp. ................................ United States 33 1,244
Hancock Whitney Corp. ............................... United States 327 17,877
Hanmi Financial Corp. ................................ United States 208 4,767
Heritage Commerce Corp. ............................. United States 307 2,843
Hilltop Holdings, Inc. ................................. United States 384 11,451
Hope Bancorp, Inc. .................................. United States 112 1,124
HSBC Holdings plc .................................. United Kingdom 17,031 200,643
Huntington Bancshares, Inc. ........................... United States 3,019 47,187
Independent Bank Corp. .............................. United States 101 3,185
Intesa Sanpaolo SpA ................................. Italy 27,806 155,233
JPMorgan Chase & Co. ............................... United States 120 31,680
Mercantile Bank Corp. ................................ United States 58 2,561
a
Metropolitan Bank Holding Corp. ........................ United States 47 3,039
National Bank Holdings Corp., A ........................ United States 80 2,892
Nordea Bank Abp ................................... Finland 8,816 127,815
Northrim BanCorp, Inc. ............................... United States 38 3,481
Northwest Bancshares, Inc. ............................ United States 214 2,628
OceanFirst Financial Corp. ............................ United States 250 4,202
OFG Bancorp ...................................... United States 235 9,668
Oversea-Chinese Banking Corp. Ltd. ..................... Singapore 2,400 30,145
Pacific Premier Bancorp, Inc. .......................... United States 212 4,494
Pathward Financial, Inc. .............................. United States 180 14,049
PNC Financial Services Group, Inc. (The) ................. United States 267 46,407
Preferred Bank ..................................... United States 93 7,776
Regions Financial Corp. .............................. United States 1,978 42,408
Simmons First National Corp., A ........................ United States 405 7,598
Swedbank AB, A .................................... Sweden 2,070 56,050
Synovus Financial Corp. .............................. United States 871 41,660
a
Third Coast Bancshares, Inc. .......................... United States 88 2,698
Towne Bank ....................................... United States 85 2,938
Truist Financial Corp. ................................ United States 1,116 44,082
Trustmark Corp. .................................... United States 312 10,752
United Overseas Bank Ltd. ............................ Singapore 3,600 98,891
Univest Financial Corp. ............................... United States 130 3,838
US Bancorp ....................................... United States 993 43,285
Veritex Holdings, Inc. ................................ United States 445 10,769
Webster Financial Corp. .............................. United States 838 43,140
Wells Fargo & Co. ................................... United States 11,459 856,904
Westamerica BanCorp ............................... United States 62 2,979
WSFS Financial Corp. ................................ United States 49 2,592

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Zions Bancorp NA ................................... United States 941 $ 44,566
3,235,899
Beverages 0.1%
Coca-Cola Co. (The) ................................. United States 579 41,746
Diageo plc ........................................ United Kingdom 1,380 37,455
PepsiCo, Inc. ...................................... United States 1,710 224,779
303,980
Biotechnology 0.1%
AbbVie, Inc. ....................................... United States 1,290 240,082
a
ACADIA Pharmaceuticals, Inc. ......................... United States 738 15,919
a
ADMA Biologics, Inc. ................................. United States 408 8,095
a
Agios Pharmaceuticals, Inc. ........................... United States 368 11,809
a
Akero Therapeutics, Inc. .............................. United States 59 2,929
a
Alkermes plc ....................................... United States 90 2,755
a
Arcturus Therapeutics Holdings, Inc. ..................... United States 264 3,308
a
BioCryst Pharmaceuticals, Inc. ......................... United States 1,468 15,781
a
Biohaven Ltd. ...................................... United States 174 2,577
a
Blueprint Medicines Corp. ............................. United States 34 3,446
a
CareDx, Inc. ....................................... United States 150 2,548
a
Catalyst Pharmaceuticals, Inc. ......................... United States 197 4,917
a
Humacyte, Inc. ..................................... United States 3,160 8,437
a
Inhibrx Biosciences, Inc. .............................. United States 165 2,223
a
Insmed, Inc. ....................................... United States 345 24,057
a
Keros Therapeutics, Inc. .............................. United States 819 11,589
a
Kiniksa Pharmaceuticals International plc, A ............... United States 507 13,872
a
Mineralys Therapeutics, Inc. ........................... United States 174 2,711
a
Monte Rosa Therapeutics, Inc. ......................... United States 623 2,604
a
Nurix Therapeutics, Inc. .............................. United States 242 2,572
a
Protagonist Therapeutics, Inc. .......................... United States 305 14,478
a
Prothena Corp. plc .................................. Ireland 414 1,900
a
PTC Therapeutics, Inc. ............................... United States 307 14,896
a
Relay Therapeutics, Inc. .............................. United States 2,295 6,885
a
Rhythm Pharmaceuticals, Inc. .......................... United States 51 3,128
a
Sage Therapeutics, Inc. .............................. United States 1,071 6,919
a
Scholar Rock Holding Corp. ........................... United States 85 2,466
a
Stoke Therapeutics, Inc. .............................. United States 441 4,207
a
Summit Therapeutics, Inc. ............................. United States 606 11,038
a
Tango Therapeutics, Inc. .............................. United States 918 2,038
a
Travere Therapeutics, Inc. ............................. United States 167 2,508
a
Vir Biotechnology, Inc. ................................ United States 1,559 7,701
460,395
Broadline Retail 0.7%
a
Amazon.com, Inc. ................................... United States 7,036 1,442,450
eBay, Inc. ......................................... United States 622 45,512
Wesfarmers Ltd. .................................... Australia 523 27,984
1,515,946
Building Products 0.3%
Apogee Enterprises, Inc. .............................. United States 174 6,725
Assa Abloy AB, B ................................... Sweden 1,096 34,788
Cie de Saint-Gobain SA .............................. France 910 102,451
a
Gibraltar Industries, Inc. .............................. United States 51 2,988
Johnson Controls International plc ....................... United States 523 53,017
Owens Corning ..................................... United States 327 43,802
a
Resideo Technologies, Inc. ............................ United States 209 4,326

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Building Products (continued)
Trane Technologies plc ............................... United States 119 $ 51,202
UFP Industries, Inc. .................................. United States 172 16,780
316,079
Capital Markets 1.0%
3i Group plc ....................................... United Kingdom 1,011 55,529
Ameriprise Financial, Inc. ............................. United States 92 46,850
b
Amundi SA, 144A, Reg S ............................. France 1,264 103,197
Bank of New York Mellon Corp. (The) .................... United States 3,181 281,868
Blackstone, Inc. .................................... United States 311 43,154
CME Group, Inc. .................................... United States 162 46,818
Futu Holdings Ltd., ADR .............................. Hong Kong 200 20,386
Goldman Sachs Group, Inc. (The) ....................... United States 209 125,494
Janus Henderson Group plc ........................... United States 1,169 42,470
Morgan Stanley ..................................... United States 3,461 443,112
Nomura Holdings, Inc. ................................ Japan 4,500 27,499
Northern Trust Corp. ................................. United States 401 42,803
State Street Corp. ................................... United States 7,064 680,122
a
StoneX Group, Inc. .................................. United States 192 16,254
UBS Group AG ..................................... Switzerland 2,627 83,803
Virtu Financial, Inc., A ................................ United States 506 20,336
Virtus Investment Partners, Inc. ......................... United States 50 8,535
2,088,230
Chemicals 0.2%
Avient Corp. ....................................... United States 138 4,986
Balchem Corp. ..................................... United States 18 3,001
BASF SE ......................................... Germany 1,696 81,784
Cabot Corp. ....................................... United States 36 2,689
CF Industries Holdings, Inc. ........................... United States 519 47,078
Dow, Inc. ......................................... United States 1,474 40,889
DuPont de Nemours, Inc. ............................. United States 643 42,952
Eastman Chemical Co. ............................... United States 558 43,730
Huntsman Corp. .................................... United States 3,643 40,583
a
Ingevity Corp. ...................................... United States 62 2,565
Innospec, Inc. ...................................... United States 93 7,912
a
Intrepid Potash, Inc. ................................. United States 74 2,794
LyondellBasell Industries NV, A ......................... United States 2,638 149,021
Mativ Holdings, Inc. .................................. United States 221 1,264
Minerals Technologies, Inc. ............................ United States 211 11,981
Mosaic Co. (The) ................................... United States 1,208 43,657
NewMarket Corp. ................................... United States 74 47,660
a
Perimeter Solutions, Inc. .............................. United States 1,001 12,082
a
Rayonier Advanced Materials, Inc. ....................... United States 685 2,637
Shin-Etsu Chemical Co. Ltd. ........................... Japan 2,800 89,404
678,669
Commercial Services & Supplies 0.0%
†
ACCO Brands Corp. ................................. United States 708 2,542
a
BrightView Holdings, Inc. .............................. United States 298 4,643
Brink's Co. (The) .................................... United States 165 13,540
a
Cimpress plc ....................................... Ireland 60 2,656
a
CoreCivic, Inc. ..................................... United States 254 5,578
a
GEO Group, Inc. (The) ............................... United States 107 2,904
HNI Corp. ......................................... United States 56 2,606
Interface, Inc., A .................................... United States 573 11,512
a
OPENLANE, Inc. ................................... United States 117 2,683
Steelcase, Inc., A ................................... United States 267 2,753

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Commercial Services & Supplies (continued)
UniFirst Corp. ...................................... United States 15 $ 2,828
54,245
Communications Equipment 0.5%
a
Arista Networks, Inc. ................................. United States 1,642 142,263
a
Calix, Inc. ......................................... United States 206 9,525
Cisco Systems, Inc. ................................. United States 13,614 858,227
a
CommScope Holding Co., Inc. ......................... United States 232 1,401
a
Extreme Networks, Inc. ............................... United States 946 14,824
a
NETGEAR, Inc. ..................................... United States 409 11,996
a
NetScout Systems, Inc. ............................... United States 139 3,175
Ubiquiti, Inc. ....................................... United States 106 41,901
a
Viavi Solutions, Inc. .................................. United States 270 2,460
1,085,772
Construction & Engineering 0.1%
Argan, Inc. ........................................ United States 81 17,034
a
Limbach Holdings, Inc. ............................... United States 31 3,975
Obayashi Corp. ..................................... Japan 1,500 22,633
Primoris Services Corp. ............................... United States 243 17,523
a
Sterling Infrastructure, Inc. ............................ United States 106 19,929
a
Tutor Perini Corp. ................................... United States 432 15,932
Valmont Industries, Inc. ............................... United States 134 42,617
Vinci SA .......................................... France 1,029 147,029
286,672
Construction Materials 0.1%
Heidelberg Materials AG .............................. Germany 82 16,073
a
Holcim AG ........................................ United States 1,020 113,026
129,099
Consumer Finance 0.0%
†
Bread Financial Holdings, Inc. .......................... United States 306 15,679
a
Enova International, Inc. .............................. United States 159 14,735
a
LendingClub Corp. .................................. United States 1,115 11,183
OneMain Holdings, Inc. ............................... United States 954 49,455
PROG Holdings, Inc. ................................. United States 328 9,456
Synchrony Financial ................................. United States 759 43,756
144,264
Consumer Staples Distribution & Retail 0.1%
Coles Group Ltd. .................................... Australia 3,134 43,648
Costco Wholesale Corp. .............................. United States 44 45,768
Koninklijke Ahold Delhaize NV .......................... Netherlands 1,753 73,984
a
Maplebear, Inc. ..................................... United States 1,024 46,766
a
Sprouts Farmers Market, Inc. .......................... United States 188 32,498
Target Corp. ....................................... United States 537 50,483
Tesco plc ......................................... United Kingdom 7,073 37,010
a
United Natural Foods, Inc. ............................. United States 99 3,026
Walmart, Inc. ...................................... United States 954 94,179
427,362
Containers & Packaging 0.0%
†
a
O-I Glass, Inc. ...................................... United States 238 3,120
Packaging Corp. of America ........................... United States 232 44,815
47,935

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified Consumer Services 0.1%
ADT, Inc. .......................................... United States 5,399 $ 44,920
a
Coursera, Inc. ...................................... United States 1,686 14,921
a
Duolingo, Inc., A .................................... United States 128 66,510
a
Frontdoor, Inc. ..................................... United States 320 17,603
a
Laureate Education, Inc. .............................. United States 739 16,627
a
Udemy, Inc. ........................................ United States 383 2,804
163,385
Diversified REITs 0.1%
Alexander & Baldwin, Inc. ............................. United States 302 5,409
Broadstone Net Lease, Inc. ............................ United States 196 3,118
Covivio SA ........................................ France 1,324 79,440
Land Securities Group plc ............................. United Kingdom 10,718 91,523
WP Carey, Inc. ..................................... United States 819 51,400
230,890
Diversified Telecommunication Services 0.5%
AT&T, Inc. ......................................... United States 26,412 734,254
a
Bandwidth, Inc., A ................................... United States 331 4,641
HKT Trust & HKT Ltd. ................................ Hong Kong 24,000 34,567
IDT Corp., B ....................................... United States 141 8,684
a
Lumen Technologies, Inc. ............................. United States 4,463 17,495
Telia Co. AB ....................................... Sweden 1,611 6,230
Telstra Group Ltd. ................................... Australia 25,372 78,203
Verizon Communications, Inc. .......................... United States 2,168 95,305
979,379
Electric Utilities 0.5%
ALLETE, Inc. ...................................... United States 68 4,423
American Electric Power Co., Inc. ....................... United States 392 40,568
Duke Energy Corp. .................................. United States 396 46,617
Edison International ................................. United States 11,500 639,975
Enel SpA ......................................... Italy 17,452 160,419
Exelon Corp. ....................................... United States 2,898 126,990
Fortum OYJ ....................................... Finland 369 6,377
Iberdrola SA ....................................... Spain 3,569 65,419
Kansai Electric Power Co., Inc. (The) .................... Japan 1,100 12,481
Origin Energy Ltd. ................................... Australia 11,498 80,224
Otter Tail Corp. ..................................... United States 34 2,624
Portland General Electric Co. .......................... United States 110 4,664
TXNM Energy, Inc. .................................. United States 60 3,401
1,194,182
Electrical Equipment 0.5%
ABB Ltd. .......................................... Switzerland 1,402 79,420
Allient, Inc. ........................................ United States 147 4,469
Eaton Corp. plc ..................................... United States 136 43,547
EnerSys .......................................... United States 170 14,217
Fujikura Ltd. ....................................... Japan 1,100 51,059
GE Vernova, Inc. .................................... United States 874 413,385
Mitsubishi Electric Corp. .............................. Japan 600 11,974
a
NANO Nuclear Energy, Inc. ............................ United States 292 8,798
a
NEXTracker, Inc., A .................................. United States 80 4,535
a
NuScale Power Corp., A .............................. United States 133 4,255
Powell Industries, Inc. ................................ United States 37 6,275
a
SES AI Corp. ...................................... United States 4,517 4,106
a
Siemens Energy AG ................................. Germany 237 23,161
Vertiv Holdings Co., A ................................ United States 4,588 495,183

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
a
Vicor Corp. ........................................ United States 62 $ 2,706
1,167,090
Electronic Equipment, Instruments & Components 0.0%
†
a
Arlo Technologies, Inc. ............................... United States 622 8,907
Belden, Inc. ....................................... United States 37 3,929
Benchmark Electronics, Inc. ........................... United States 75 2,739
a
FARO Technologies, Inc. .............................. United States 31 1,313
a
Itron, Inc. ......................................... United States 157 18,149
Keyence Corp. ..................................... Japan 100 41,857
a
nLight, Inc. ........................................ United States 202 3,056
a
Plexus Corp. ....................................... United States 21 2,756
a
Sanmina Corp. ..................................... United States 44 3,726
a
ScanSource, Inc. ................................... United States 74 2,988
a
TTM Technologies, Inc. ............................... United States 421 12,571
101,991
Energy Equipment & Services 0.1%
Baker Hughes Co., A ................................. United States 1,160 42,978
ChampionX Corp. ................................... United States 725 17,451
Halliburton Co. ..................................... United States 7,381 144,594
Kodiak Gas Services, Inc. ............................. United States 72 2,542
a
NPK International, Inc. ............................... United States 423 3,422
a
Oceaneering International, Inc. ......................... United States 584 11,137
a
Oil States International, Inc. ........................... United States 693 3,015
Schlumberger NV ................................... United States 1,249 41,279
TechnipFMC plc .................................... United Kingdom 1,590 49,528
Weatherford International plc ........................... United States 899 39,196
355,142
Entertainment 0.3%
Capcom Co. Ltd. .................................... Japan 1,100 32,633
Cinemark Holdings, Inc. .............................. United States 94 3,174
a
Netflix, Inc. ........................................ United States 50 60,361
Nintendo Co. Ltd. ................................... Japan 600 48,952
Playtika Holding Corp. ................................ United States 45,329 214,859
a
Spotify Technology SA ................................ United States 268 178,258
Walt Disney Co. (The) ................................ United States 440 49,738
587,975
Financial Services 0.7%
a
Banco Latinoamericano de Comercio Exterior SA, E ......... Panama 118 4,840
a
Berkshire Hathaway, Inc., B ............................ United States 178 89,705
Compass Diversified Holdings .......................... United States 355 2,386
Corebridge Financial, Inc. ............................. United States 1,551 50,578
Equitable Holdings, Inc. ............................... United States 12,643 668,435
Essent Group Ltd. ................................... United States 50 2,900
Investor AB, B ...................................... Sweden 238 7,009
Jackson Financial, Inc., A ............................. United States 234 19,167
M&G plc .......................................... United Kingdom 22,167 70,820
Mastercard, Inc., A .................................. United States 91 53,290
Merchants Bancorp .................................. United States 156 4,995
a
Mr Cooper Group, Inc. ............................... United States 170 22,020
a
NMI Holdings, Inc., A ................................. United States 279 11,082
Pagseguro Digital Ltd., A .............................. Brazil 1,686 15,022
a
Payoneer Global, Inc. ................................ United States 369 2,513
a
Paysafe Ltd. ....................................... United States 222 2,742
PennyMac Financial Services, Inc. ...................... United States 79 7,584

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services (continued)
Western Union Co. (The) .............................. United States 49,034 $ 455,036
1,490,124
Food Products 0.3%
Calavo Growers, Inc. ................................. United States 103 2,838
Cal-Maine Foods, Inc. ................................ United States 180 17,267
Conagra Brands, Inc. ................................ United States 7,734 177,031
Dole plc .......................................... United States 849 12,022
Fresh Del Monte Produce, Inc. ......................... United States 262 9,254
Hormel Foods Corp. ................................. United States 1,642 50,377
Ingredion, Inc. ...................................... United States 354 49,248
Kraft Heinz Co. (The) ................................ United States 1,603 42,848
Mondelez International, Inc., A .......................... United States 692 46,703
Nestle SA ......................................... United States 1,578 168,116
a
Seneca Foods Corp., A ............................... United States 30 2,829
a
Simply Good Foods Co. (The) .......................... United States 81 2,795
Smithfield Foods, Inc. ................................ United States 2,307 53,938
Tyson Foods, Inc., A ................................. United States 774 43,468
b
WH Group Ltd., 144A, Reg S .......................... Hong Kong 69,000 63,463
742,197
Gas Utilities 0.0%
†
New Jersey Resources Corp. .......................... United States 353 16,199
Northwest Natural Holding Co. ......................... United States 75 3,073
Spire, Inc. ......................................... United States 36 2,710
21,982
Ground Transportation 0.0%
†
CSX Corp. ........................................ United States 1,402 44,289
Union Pacific Corp. .................................. United States 193 42,780
87,069
Health Care Equipment & Supplies 0.4%
a
AngioDynamics, Inc. ................................. United States 347 3,539
a
AtriCure, Inc. ....................................... United States 91 3,146
a
Avanos Medical, Inc. ................................. United States 206 2,589
a
Axogen, Inc. ....................................... United States 346 3,768
a
Bioventus, Inc., A ................................... United States 422 2,735
a
Glaukos Corp. ...................................... United States 47 4,432
Hoya Corp. ........................................ Japan 800 94,454
a
Intuitive Surgical, Inc. ................................ United States 81 44,740
a
Lantheus Holdings, Inc. ............................... United States 196 14,810
a
LivaNova plc ....................................... United States 212 9,169
Medtronic plc ...................................... United States 6,626 549,825
a
Novocure Ltd. ...................................... United States 771 14,734
Sonova Holding AG .................................. Switzerland 112 35,179
a
Surmodics, Inc. ..................................... United States 86 2,496
785,616
Health Care Providers & Services 0.0%
†
a
Addus HomeCare Corp. .............................. United States 27 2,995
a
Castle Biosciences, Inc. .............................. United States 609 9,726
Cigna Group (The) .................................. United States 134 42,430
a
GeneDx Holdings Corp., A ............................. United States 39 2,778
a
Guardant Health, Inc. ................................ United States 478 19,416
a
Hims & Hers Health, Inc. .............................. United States 296 16,742
a
Option Care Health, Inc. .............................. United States 279 9,118

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
Select Medical Holdings Corp. .......................... United States 464 $ 7,095
UnitedHealth Group, Inc. .............................. United States 137 41,362
151,662
Health Care REITs 0.0%
†
Alexandria Real Estate Equities, Inc. ..................... United States 331 23,233
American Healthcare REIT, Inc. ......................... United States 107 3,739
CareTrust REIT, Inc. ................................. United States 662 19,039
LTC Properties, Inc. ................................. United States 38 1,345
National Health Investors, Inc. .......................... United States 36 2,610
Omega Healthcare Investors, Inc. ....................... United States 1,225 45,325
Sabra Health Care REIT, Inc. .......................... United States 177 3,094
98,385
Health Care Technology 0.0%
†
a
Health Catalyst, Inc. ................................. United States 605 2,299
HealthStream, Inc. .................................. United States 124 3,474
a
Phreesia, Inc. ...................................... United States 408 9,992
a
Teladoc Health, Inc. ................................. United States 1,304 9,024
a
Waystar Holding Corp. ............................... United States 197 7,876
32,665
Hotel & Resort REITs 0.0%
†
Apple Hospitality REIT, Inc. ............................ United States 211 2,445
Park Hotels & Resorts, Inc. ............................ United States 4,029 41,740
Ryman Hospitality Properties, Inc. ....................... United States 159 15,440
Xenia Hotels & Resorts, Inc. ........................... United States 118 1,443
61,068
Hotels, Restaurants & Leisure 0.1%
a
Airbnb, Inc., A ...................................... United States 340 43,860
Aristocrat Leisure Ltd. ................................ Australia 1,215 48,822
Booking Holdings, Inc. ............................... United States 19 104,860
a
Brinker International, Inc. ............................. United States 134 23,132
a
DoorDash, Inc., A ................................... United States 224 46,738
b
Evolution AB, 144A, Reg S ............................ Sweden 42 2,881
b
FDJ United, 144A, Reg S ............................. France 1,702 62,462
Golden Entertainment, Inc. ............................ United States 98 2,796
International Game Technology plc ...................... United States 967 14,225
Las Vegas Sands Corp. ............................... United States 1,205 49,598
a
Life Time Group Holdings, Inc. ......................... United States 94 2,688
Monarch Casino & Resort, Inc. ......................... United States 36 3,015
Red Rock Resorts, Inc., A ............................. United States 63 3,028
408,105
Household Durables 0.0%
†
Garmin Ltd. ........................................ United States 217 44,044
a
Hovnanian Enterprises, Inc., A .......................... United States 32 2,889
KB Home ......................................... United States 56 2,888
a
M/I Homes, Inc. ..................................... United States 113 12,047
Sekisui House Ltd. .................................. Japan 1,000 22,677
a
Sonos, Inc. ........................................ United States 270 2,776
Sony Group Corp. ................................... Japan 400 10,706
a
Taylor Morrison Home Corp., A ......................... United States 313 17,616
a
Tri Pointe Homes, Inc. ................................ United States 531 15,654
131,297

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Products 0.1%
Clorox Co. (The) .................................... United States 343 $ 45,235
Colgate-Palmolive Co. ............................... United States 510 47,399
Energizer Holdings, Inc. .............................. United States 110 2,562
Kimberly-Clark Corp. ................................. United States 475 68,286
Procter & Gamble Co. (The) ........................... United States 245 41,623
205,105
Independent Power and Renewable Electricity Producers 0.0%
†
AES Corp. (The) .................................... United States 3,884 39,190
a,c
Glow Energy PCL ................................... Thailand 35,800 11
Vistra Corp. ........................................ United States 157 25,209
64,410
Industrial Conglomerates 0.1%
DCC plc .......................................... United Kingdom 182 11,378
Hitachi Ltd. ........................................ Japan 700 19,502
Honeywell International, Inc. ........................... United States 194 43,974
Siemens AG ....................................... Germany 476 114,489
189,343
Insurance 1.0%
AIA Group Ltd. ..................................... Hong Kong 400 3,330
Allianz SE ......................................... Germany 455 180,459
Allstate Corp. (The) .................................. United States 208 43,653
AXA SA ........................................... France 2,493 117,509
Axis Capital Holdings Ltd. ............................. United States 427 44,323
CNA Financial Corp. ................................. United States 912 43,694
CNO Financial Group, Inc. ............................ United States 420 15,943
Dai-ichi Life Holdings, Inc. ............................. Japan 9,600 74,933
a
Enstar Group Ltd. ................................... United States 50 16,750
Fidelis Insurance Holdings Ltd. ......................... United Kingdom 208 3,636
a
Genworth Financial, Inc., A ............................ United States 2,229 15,714
a
Hamilton Insurance Group Ltd., B ....................... United States 651 14,166
a
Heritage Insurance Holdings, Inc. ....................... United States 148 3,622
Horace Mann Educators Corp. ......................... United States 196 8,512
Legal & General Group plc ............................ United Kingdom 32,705 109,730
Lincoln National Corp. ................................ United States 1,337 44,308
Mercury General Corp. ............................... United States 24 1,548
MetLife, Inc. ....................................... United States 5,922 465,351
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 37 23,971
NN Group NV ...................................... Netherlands 1,816 114,266
Old Republic International Corp. ........................ United States 1,226 46,343
Phoenix Group Holdings plc ........................... United Kingdom 3,845 32,902
Prudential Financial, Inc. .............................. United States 4,071 422,936
Reinsurance Group of America, Inc. ..................... United States 219 44,521
a
SiriusPoint Ltd. ..................................... Sweden 206 4,035
Swiss Re AG ....................................... United States 549 97,005
Tokio Marine Holdings, Inc. ............................ Japan 1,000 42,292
Universal Insurance Holdings, Inc. ....................... United States 179 4,858
Unum Group ....................................... United States 534 43,633
2,083,943
Interactive Media & Services 1.9%
Alphabet, Inc., A .................................... United States 12,708 2,182,472
b
Auto Trader Group plc, 144A, Reg S ..................... United Kingdom 1,391 14,897
a
Cargurus, Inc., A .................................... United States 450 14,103
a
EverQuote, Inc., A ................................... United States 505 11,640
a
fuboTV, Inc. ....................................... United States 828 3,030

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Interactive Media & Services (continued)
a
Grindr, Inc. ........................................ Singapore 384 $ 9,377
LY Corp. .......................................... Japan 14,900 53,728
Meta Platforms, Inc., A ............................... United States 2,822 1,827,217
a
ZipRecruiter, Inc., A .................................. United States 477 2,848
4,119,312
IT Services 0.1%
Fujitsu Ltd. ........................................ Japan 900 20,612
NEC Corp. ........................................ Japan 1,100 28,714
SCSK Corp. ....................................... Japan 600 18,211
a
Snowflake, Inc., A ................................... United States 274 56,354
a
Unisys Corp. ....................................... United States 693 3,306
127,197
Leisure Products 0.1%
Hasbro, Inc. ....................................... United States 793 52,901
a
Latham Group, Inc. .................................. United States 438 2,475
55,376
Machinery 0.1%
Alamo Group, Inc. ................................... United States 19 3,763
Albany International Corp., A ........................... United States 43 2,841
Allison Transmission Holdings, Inc. ...................... United States 405 41,926
Atmus Filtration Technologies, Inc. ...................... United States 186 6,700
a
Blue Bird Corp. ..................................... United States 176 6,811
Caterpillar, Inc. ..................................... United States 144 50,116
Cummins, Inc. ...................................... United States 145 46,615
ESCO Technologies, Inc. .............................. United States 26 4,712
FANUC Corp. ...................................... Japan 800 21,351
Federal Signal Corp. ................................. United States 33 3,104
Franklin Electric Co., Inc. ............................. United States 36 3,110
GEA Group AG ..................................... Germany 313 20,964
Hyster-Yale, Inc. .................................... United States 91 3,655
Komatsu Ltd. ...................................... Japan 3,200 97,252
Mueller Industries, Inc. ............................... United States 290 22,582
Mueller Water Products, Inc., A ......................... United States 148 3,630
a
Proto Labs, Inc. ..................................... United States 104 3,846
REV Group, Inc. .................................... United States 210 7,873
Sandvik AB ........................................ Sweden 711 15,519
a
SPX Technologies, Inc. ............................... United States 21 3,194
Tennant Co. ....................................... United States 36 2,679
Watts Water Technologies, Inc., A ....................... United States 86 20,822
Worthington Enterprises, Inc. .......................... United States 69 4,065
397,130
Marine Transportation 0.1%
Costamare, Inc. .................................... Monaco 625 5,356
Kuehne + Nagel International AG ....................... Switzerland 155 34,878
Matson, Inc. ....................................... United States 139 15,686
Nippon Yusen KK ................................... Japan 1,100 40,109
Safe Bulkers, Inc. ................................... Monaco 660 2,508
SITC International Holdings Co. Ltd. ..................... China 30,000 95,841
194,378
Media 0.5%
Comcast Corp., A ................................... United States 21,974 759,641
a
Magnite, Inc. ....................................... United States 342 5,595

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Media (continued)
New York Times Co. (The), A ........................... United States 4,379 $ 250,128
Publicis Groupe SA .................................. France 251 27,361
a
PubMatic, Inc., A .................................... United States 256 2,995
1,045,720
Metals & Mining 0.3%
a
Alpha Metallurgical Resources, Inc. ...................... United States 65 7,283
BHP Group Ltd., (AUD Traded) ......................... Australia 5,443 133,707
BHP Group Ltd., (GBP Traded) ......................... Australia 344 8,377
Carpenter Technology Corp. ........................... United States 33 7,755
Commercial Metals Co. ............................... United States 61 2,842
a
Constellium SE, A ................................... United States 1,109 13,463
Fortescue Ltd. ...................................... Australia 10,948 108,920
Freeport-McMoRan, Inc. .............................. United States 1,183 45,522
Hecla Mining Co. ................................... United States 555 2,853
Northern Star Resources Ltd. .......................... Australia 914 12,429
Rio Tinto Ltd. ...................................... Australia 145 10,545
Rio Tinto plc ....................................... Australia 1,979 117,121
Southern Copper Corp. ............................... Mexico 488 44,364
SunCoke Energy, Inc. ................................ United States 448 3,647
518,828
Mortgage Real Estate Investment Trusts (REITs) 0.5%
AGNC Investment Corp. .............................. United States 34,992 312,828
Annaly Capital Management, Inc. ....................... United States 2,304 43,661
BrightSpire Capital, Inc., A ............................. United States 883 4,468
Chimera Investment Corp. ............................. United States 228 3,005
Ladder Capital Corp., A ............................... United States 255 2,683
MFA Financial, Inc. .................................. United States 300 2,790
Rithm Capital Corp. .................................. United States 57,919 645,797
TPG RE Finance Trust, Inc. ............................ United States 638 4,900
1,020,132
Multi-Utilities 0.1%
Avista Corp. ....................................... United States 343 13,209
Black Hills Corp. .................................... United States 243 14,208
Dominion Energy, Inc. ................................ United States 796 45,109
E.ON SE .......................................... Germany 3,710 65,022
Engie SA ......................................... France 5,749 124,081
Northwestern Energy Group, Inc. ....................... United States 47 2,601
Unitil Corp. ........................................ United States 53 2,906
267,136
Office REITs 0.0%
†
COPT Defense Properties ............................. United States 102 2,800
Empire State Realty Trust, Inc., A ....................... United States 347 2,658
5,458
Oil, Gas & Consumable Fuels 0.6%
Aker BP ASA ....................................... Norway 3,588 82,561
Antero Midstream Corp. .............................. United States 3,368 63,251
Berry Corp. ........................................ United States 1,013 2,421
Cheniere Energy, Inc. ................................ United States 191 45,265
Chevron Corp. ..................................... United States 333 45,521
ConocoPhillips ..................................... United States 507 43,272
Core Natural Resources, Inc. .......................... United States 143 9,910
Coterra Energy, Inc. ................................. United States 1,873 45,533

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Dorian LPG Ltd. .................................... United States 130 $ 2,783
ENEOS Holdings, Inc. ................................ Japan 4,200 19,900
Eni SpA .......................................... Italy 1,325 19,540
Equinor ASA ....................................... Norway 2,608 61,056
Excelerate Energy, Inc., A ............................. United States 93 2,616
Exxon Mobil Corp. ................................... United States 5,168 528,686
a
Gulfport Energy Corp. ................................ United States 15 2,872
HF Sinclair Corp. ................................... United States 1,228 44,368
International Seaways, Inc. ............................ United States 75 2,779
Kinder Morgan, Inc. .................................. United States 1,714 48,061
Marathon Petroleum Corp. ............................ United States 282 45,329
Murphy Oil Corp. .................................... United States 468 9,795
Neste OYJ ........................................ Finland 5,830 62,541
OMV AG .......................................... Austria 1,052 56,270
Peabody Energy Corp. ............................... United States 187 2,461
Phillips 66 ......................................... United States 390 44,257
Repsol SA ......................................... Spain 3,629 48,893
Scorpio Tankers, Inc. ................................. Monaco 375 14,903
Shell plc .......................................... United States 1,075 35,470
Teekay Corp. Ltd. ................................... United States 1,341 11,331
Teekay Tankers Ltd., A ............................... Canada 320 14,141
TotalEnergies SE ................................... France 1,097 64,578
Valero Energy Corp. ................................. United States 1,631 210,350
Williams Cos., Inc. (The) .............................. United States 775 46,895
Woodside Energy Group Ltd. .......................... Australia 5,861 84,159
World Kinect Corp. .................................. United States 100 2,739
1,824,507
Paper & Forest Products 0.0%
†
Sylvamo Corp. ..................................... United States 204 10,806
Passenger Airlines 0.0%
†
Delta Air Lines, Inc. .................................. United States 884 42,777
Singapore Airlines Ltd. ............................... Singapore 6,100 33,657
a
SkyWest, Inc. ...................................... United States 175 17,754
a
Sun Country Airlines Holdings, Inc. ...................... United States 368 4,261
98,449
Personal Care Products 0.1%
Unilever plc ........................................ United Kingdom 1,729 110,036
Pharmaceuticals 2.4%
a
Alumis, Inc. ........................................ United States 511 1,788
a
Arvinas, Inc. ....................................... United States 1,625 11,700
Astellas Pharma, Inc. ................................ Japan 2,300 22,719
AstraZeneca plc .................................... United Kingdom 248 36,328
Bristol-Myers Squibb Co. .............................. United States 15,859 765,673
Chugai Pharmaceutical Co. Ltd. ........................ Japan 2,400 125,476
a
Corcept Therapeutics, Inc. ............................ United States 211 16,365
Daiichi Sankyo Co. Ltd. ............................... Japan 3,400 90,487
Eli Lilly & Co. ...................................... United States 171 126,142
GSK plc .......................................... United States 4,598 93,404
Johnson & Johnson ................................. United States 6,347 985,118
Merck & Co., Inc. ................................... United States 10,708 822,803
Novartis AG ....................................... United States 1,998 230,627
Novo Nordisk A/S, B ................................. Denmark 1,723 122,415
Pfizer, Inc. ......................................... United States 31,763 746,113
Roche Holding AG .................................. United States 282 91,353

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Sanofi SA ......................................... United States 443 $ 43,875
Takeda Pharmaceutical Co. Ltd. ........................ Japan 1,900 57,048
a
WaVe Life Sciences Ltd. .............................. United States 441 2,650
4,392,084
Professional Services 0.5%
Automatic Data Processing, Inc. ........................ United States 2,399 780,946
Heidrick & Struggles International, Inc. ................... United States 91 3,973
a
IBEX Holdings Ltd. .................................. United States 134 3,858
Korn Ferry ........................................ United States 140 9,521
a
Legalzoom.com, Inc. ................................. United States 1,490 13,604
Maximus, Inc. ...................................... United States 42 3,045
Recruit Holdings Co. Ltd. ............................. Japan 2,100 125,077
a
Upwork, Inc. ....................................... United States 922 14,282
954,306
Real Estate Management & Development 0.0%
†
a
Anywhere Real Estate, Inc. ............................ United States 786 2,743
a
Cushman & Wakefield plc ............................. United States 1,219 12,227
14,970
Residential REITs 0.0%
†
Equity Residential ................................... United States 640 44,890
Essex Property Trust, Inc. ............................. United States 77 21,860
Invitation Homes, Inc. ................................ United States 1,280 43,136
NexPoint Residential Trust, Inc. ......................... United States 91 3,094
112,980
Retail REITs 0.3%
Brixmor Property Group, Inc. ........................... United States 1,662 42,231
CBL & Associates Properties, Inc. ....................... United States 106 2,672
Curbline Properties Corp. ............................. United States 325 7,374
Kite Realty Group Trust ............................... United States 343 7,587
Link REIT ......................................... Hong Kong 900 4,763
NNN REIT, Inc. ..................................... United States 1,081 45,143
Simon Property Group, Inc. ............................ United States 4,103 669,076
SITE Centers Corp. .................................. United States 973 11,598
Tanger, Inc. ........................................ United States 92 2,742
Urban Edge Properties ............................... United States 758 13,765
806,951
Semiconductors & Semiconductor Equipment 2.8%
a
Ambarella, Inc. ..................................... United States 228 12,002
Applied Materials, Inc. ................................ United States 331 51,884
ASML Holding NV ................................... Netherlands 329 242,387
a
Astera Labs, Inc. .................................... United States 499 45,269
Broadcom, Inc. ..................................... United States 3,880 939,232
a
CEVA, Inc. ........................................ United States 130 2,439
a
Credo Technology Group Holding Ltd. .................... United States 361 22,007
a
Impinj, Inc. ........................................ United States 118 13,463
KLA Corp. ......................................... United States 70 52,982
Lam Research Corp. ................................. United States 1,465 118,357
a
MaxLinear, Inc., A ................................... United States 222 2,529
NVIDIA Corp. ...................................... United States 23,545 3,181,636
a
QUALCOMM, Inc. ................................... United States 5,291 768,253
a
Rambus, Inc. ...................................... United States 338 18,073
Renesas Electronics Corp. ............................ Japan 2,800 34,007

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
a
Rigetti Computing, Inc. ............................... United States 188 $ 2,277
SCREEN Holdings Co. Ltd. ............................ Japan 100 7,115
Tokyo Electron Ltd. .................................. Japan 400 62,946
5,576,858
Software 1.6%
a
8x8, Inc. .......................................... United States 1,173 1,924
A10 Networks, Inc. .................................. United States 207 3,573
a
ACI Worldwide, Inc. .................................. United States 181 8,373
Adeia, Inc. ........................................ United States 229 2,940
a
Adobe, Inc. ........................................ United States 114 47,320
a
Alarm.com Holdings, Inc. ............................. United States 55 3,157
a
AppLovin Corp., A ................................... United States 60 23,580
a
Atlassian Corp., A ................................... United States 918 190,604
a
Aurora Innovation, Inc., A ............................. United States 227 1,376
a
Autodesk, Inc. ...................................... United States 159 47,083
a
Blend Labs, Inc., A .................................. United States 3,694 13,520
a
Commvault Systems, Inc. ............................. United States 127 23,260
a
D-Wave Quantum, Inc. ............................... Canada 335 5,470
InterDigital, Inc. ..................................... United States 90 19,553
Intuit, Inc. ......................................... United States 69 51,989
a
Life360, Inc. ....................................... United States 221 14,045
a
LiveRamp Holdings, Inc. .............................. United States 452 14,726
Microsoft Corp. ..................................... United States 4,910 2,260,368
OneSpan, Inc. ...................................... United States 175 2,788
a
Palantir Technologies, Inc., A ........................... United States 418 55,084
Pegasystems, Inc. ................................... United States 458 44,953
a
PROS Holdings, Inc. ................................. United States 218 3,835
a
Q2 Holdings, Inc. ................................... United States 80 7,002
a
Rapid7, Inc. ....................................... United States 341 7,826
Salesforce, Inc. ..................................... United States 173 45,909
SAP SE .......................................... Germany 328 99,227
a
ServiceNow, Inc. .................................... United States 62 62,688
a
Weave Communications, Inc. .......................... United States 435 4,198
a
Xperi, Inc. ......................................... United States 402 3,132
3,069,503
Specialized REITs 0.2%
CubeSmart ........................................ United States 1,010 43,188
EPR Properties ..................................... United States 5,758 320,663
Millrose Properties, Inc., A ............................. United States 1,533 42,725
Outfront Media, Inc. ................................. United States 922 15,231
PotlatchDeltic Corp. ................................. United States 70 2,754
Public Storage ..................................... United States 135 41,635
VICI Properties, Inc., A ............................... United States 1,459 46,265
512,461
Specialty Retail 0.6%
a
Abercrombie & Fitch Co., A ............................ United States 155 12,166
American Eagle Outfitters, Inc. ......................... United States 242 2,652
Best Buy Co., Inc. ................................... United States 1,671 110,754
Buckle, Inc. (The) ................................... United States 71 3,025
Fast Retailing Co. Ltd. ................................ Japan 200 66,618
Gap, Inc. (The) ..................................... United States 1,528 34,090
a
Genesco, Inc. ...................................... United States 120 2,608
H & M Hennes & Mauritz AB, B ......................... Sweden 1,164 16,660
Home Depot, Inc. (The) ............................... United States 280 103,121
Industria de Diseno Textil SA ........................... Spain 1,079 58,455

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
J Jill, Inc. ......................................... United States 171 $ 2,736
Ross Stores, Inc. ................................... United States 192 26,897
a
Sally Beauty Holdings, Inc. ............................ United States 322 2,805
TJX Cos., Inc. (The) ................................. United States 5,693 722,442
Upbound Group, Inc. ................................. United States 115 2,638
a
Urban Outfitters, Inc. ................................. United States 78 5,452
a
Victoria's Secret & Co. ............................... United States 467 9,905
Williams-Sonoma, Inc. ............................... United States 249 40,278
ZOZO, Inc. ........................................ Japan 1,700 18,420
1,241,722
Technology Hardware, Storage & Peripherals 1.4%
Apple, Inc. ........................................ United States 15,189 3,050,711
Canon, Inc. ........................................ Japan 2,200 67,208
a
IonQ, Inc. ......................................... United States 429 17,306
NetApp, Inc. ....................................... United States 422 41,846
3,177,071
Textiles, Apparel & Luxury Goods 0.1%
Carter's, Inc. ....................................... United States 1,186 37,205
a
G-III Apparel Group Ltd. .............................. United States 107 3,108
a
Hanesbrands, Inc. ................................... United States 519 2,569
Hermes International SCA ............................. France 38 104,785
Kering SA ......................................... France 34 6,645
Kontoor Brands, Inc. ................................. United States 37 2,538
LVMH Moet Hennessy Louis Vuitton SE .................. France 147 79,734
NIKE, Inc., B ....................................... United States 700 42,413
Pandora A/S ....................................... Denmark 408 74,580
353,577
Tobacco 0.5%
British American Tobacco plc ........................... United Kingdom 3,573 160,851
Imperial Brands plc .................................. United Kingdom 1,835 69,592
Philip Morris International, Inc. ......................... United States 5,108 922,454
Turning Point Brands, Inc. ............................. United States 198 14,715
1,167,612
Trading Companies & Distributors 0.2%
Applied Industrial Technologies, Inc. ..................... United States 52 11,779
Boise Cascade Co. .................................. United States 130 11,294
a
DNOW, Inc. ....................................... United States 743 10,714
a
Hudson Technologies, Inc. ............................ United States 526 3,761
ITOCHU Corp. ..................................... Japan 1,500 79,614
Marubeni Corp. ..................................... Japan 3,500 70,943
McGrath RentCorp .................................. United States 37 4,158
Mitsubishi Corp. .................................... Japan 3,600 72,822
Mitsui & Co. Ltd. .................................... Japan 5,600 116,934
Sumitomo Corp. .................................... Japan 2,100 53,480
Toyota Tsusho Corp. ................................. Japan 300 6,340
441,839
Transportation Infrastructure 0.0%
†
b
Aena SME SA, 144A, Reg S ........................... Spain 154 41,431
Water Utilities 0.0%
†
American States Water Co. ............................ United States 39 3,076
California Water Service Group ......................... United States 73 3,449

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Water Utilities (continued)
H2O America ...................................... United States 73 $ 3,831
10,356
Wireless Telecommunication Services 0.1%
KDDI Corp. ........................................ Japan 3,100 53,663
Vodafone Group plc ................................. United Kingdom 116,464 120,781
174,444
Total Common Stocks (Cost $49,203,590) ....................................
57,334,863
Management Investment Companies 0.3%
Capital Markets 0.3%
SPDR S&P 500 ETF Trust ............................. United States 938 552,848
SPDR S&P MidCap 400 ETF Trust ...................... United States 137 75,174
628,022
Total Management Investment Companies (Cost $616,644) .....................
628,022
Convertible Preferred Stocks 0.1%
Aerospace & Defense 0.1%
Boeing Co. (The), 6% ................................ United States 1,632 109,866
Electric Utilities 0.0%
†
PG&E Corp., A, 6% .................................. United States 891 38,776
Financial Services 0.0%
†
Apollo Global Management, Inc., 6.75% .................. United States 707 49,476
Total Convertible Preferred Stocks (Cost $161,500) ............................
198,118
Preferred Stocks 0.1%
Automobiles 0.1%
d
Volkswagen AG, 6.67% ............................... Germany 833 90,193
Total Preferred Stocks (Cost $115,841) .......................................
90,193
Rights
Rights 0.0%
†
Biotechnology 0.0%
†
a,c
Icosavax, Inc., CVR, 5/31/25 ........................... United Kingdom 230 69
Total Rights (Cost $71) .....................................................
69
Principal
Amount
*
Convertible Bonds 0.2%
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 40,000 62,552
Food Products 0.0%
†
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 49,000 56,570
Health Care Technology 0.0%
†
Teladoc Health, Inc. , Senior Note , 1.25% , 6/01/27 ...........
United States 70,000 64,491

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Professional Services 0.0%
†
e
Fiverr International Ltd. , Senior Note , 4.25% , 11/01/25 ........ United States 65,000 $ 63,863
Real Estate Management & Development 0.0%
†
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp. ,
Senior Note , 0.25% , 6/15/26 ......................... United States 68,000 64,481
Software 0.2%
b
Guidewire Software, Inc. , Senior Note , 144A, 1.25% , 11/01/29 .. United States 74,000 83,435
e
Unity Software, Inc. , Senior Note , 4.83% , 11/15/26 .......... United States 70,000 65,345
148,780
Total Convertible Bonds (Cost $432,551) .....................................
460,737
Corporate Bonds 28.6%
Aerospace & Defense 0.9%
ATI, Inc. ,
Senior Bond, 5.125%, 10/01/31 ....................... United States 15,000 14,487
Senior Note, 5.875%, 12/01/27 ....................... United States 135,000 135,088
Senior Note, 7.25%, 8/15/30 ......................... United States 75,000 78,598
b
Axon Enterprise, Inc. ,
Senior Note, 144A, 6.125%, 3/15/30 ................... United States 55,000 56,232
Senior Note, 144A, 6.25%, 3/15/33 .................... United States 40,000 40,683
b
BAE Systems plc , Senior Bond , 144A, 5.5% , 3/26/54 ......... United Kingdom 200,000 192,385
Boeing Co. (The) ,
Senior Bond, 3.2%, 3/01/29 .......................... United States 30,000 28,392
Senior Bond, 2.95%, 2/01/30 ......................... United States 29,000 26,614
Senior Bond, 6.125%, 2/15/33 ........................ United States 192,000 199,504
Senior Bond, 3.6%, 5/01/34 .......................... United States 54,000 46,730
Senior Bond, 3.25%, 2/01/35 ......................... United States 53,000 43,642
Senior Bond, 5.875%, 2/15/40 ........................ United States 45,000 43,816
Senior Bond, 3.9%, 5/01/49 .......................... United States 61,000 42,798
Senior Bond, 6.858%, 5/01/54 ........................ United States 69,000 73,644
Senior Bond, 3.95%, 8/01/59 ......................... United States 140,000 92,899
Senior Note, 2.196%, 2/04/26 ........................ United States 205,000 201,408
Senior Note, 6.259%, 5/01/27 ........................ United States 7,000 7,198
Senior Note, 6.298%, 5/01/29 ........................ United States 8,000 8,417
Senior Note, 6.388%, 5/01/31 ........................ United States 65,000 69,390
b
Bombardier, Inc. ,
Senior Note, 144A, 7.875%, 4/15/27 ................... Canada 17,000 17,089
Senior Note, 144A, 7.5%, 2/01/29 ..................... Canada 5,000 5,179
Senior Note, 144A, 8.75%, 11/15/30 ................... Canada 60,000 64,473
Senior Note, 144A, 7.25%, 7/01/31 .................... Canada 10,000 10,325
Senior Note, 144A, 7%, 6/01/32 ...................... Canada 20,000 20,479
Senior Note, 144A, 6.75%, 6/15/33 .................... Canada 45,000 45,687
Howmet Aerospace, Inc. ,
Senior Bond, 5.95%, 2/01/37 ......................... United States 124,000 129,952
Senior Note, 3%, 1/15/29 ........................... United States 37,000 35,204
Spirit AeroSystems, Inc. ,
b
Secured Note, 144A, 9.75%, 11/15/30 .................. United States 105,000 116,079
Senior Bond, 4.6%, 6/15/28 .......................... United States 115,000 112,216
b
Senior Secured Note, 144A, 9.375%, 11/30/29 ........... United States 25,000 26,651
b
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 65,000 67,076
Senior Secured Note, 144A, 7.125%, 12/01/31 ........... United States 15,000 15,536
2,067,871

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobile Components 0.2%
b
Adient Global Holdings Ltd. ,
Senior Note, 144A, 8.25%, 4/15/31 .................... United States 115,000 $ 117,482
Senior Note, 144A, 7.5%, 2/15/33 ..................... United States 25,000 24,820
b
Allison Transmission, Inc. , Senior Bond , 144A, 3.75% , 1/30/31 . United States 55,000 49,970
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 80,000 61,586
b,f
IHO Verwaltungs GmbH , Senior Secured Note , 144A, PIK, 7.75% ,
11/15/30 ........................................ Germany 200,000 202,176
456,034
Automobiles 0.2%
b
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 17,000 17,857
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 140,000 146,308
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 90,000 90,900
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 50,000 49,039
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 46,000 46,414
350,518
Banks 2.6%
b
Australia & New Zealand Banking Group Ltd. , Sub. Bond , 144A,
2.57% to 11/24/30, FRN thereafter , 11/25/35 .............. Australia 245,000 212,715
Banco Santander SA , Sub. Bond , 5.179% , 11/19/25 .........
Spain 200,000 200,325
Bank of America Corp. ,
Senior Bond, 5.468% to 1/22/34, FRN thereafter, 1/23/35 ... United States 203,000 205,193
Sub. Bond, 5.425% to 8/14/34, FRN thereafter, 8/15/35 ..... United States 356,000 348,952
Sub. Bond, 6.11%, 1/29/37 .......................... United States 100,000 103,608
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 404,000 361,945
Bank of Montreal , Sub. Bond , 3.803% to 12/14/27, FRN
thereafter , 12/15/32 ................................ Canada 46,000 44,499
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 200,000 201,077
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 200,000 201,808
b
BNP Paribas SA , Sub. Bond , 144A, 2.588% to 8/11/30, FRN
thereafter , 8/12/35 ................................. France 200,000 173,599
b
CaixaBank SA , Senior Non-Preferred Note , 144A, 5.673% to
3/14/29, FRN thereafter , 3/15/30 ...................... Spain 200,000 205,485
Citigroup, Inc. ,
g
CC, Junior Sub. Bond, 7.125% to 8/14/29, FRN thereafter,
Perpetual ....................................... United States 114,000 115,563
Sub. Bond, 6.174% to 5/24/33, FRN thereafter, 5/25/34 ..... United States 46,000 47,152
Sub. Bond, 4.75%, 5/18/46 .......................... United States 178,000 147,727
b
Commonwealth Bank of Australia , Sub. Bond , 144A, 5.837% ,
3/13/34 ......................................... Australia 295,000 301,105
Fifth Third Bancorp ,
Senior Note, 6.339% to 7/26/28, FRN thereafter, 7/27/29 .... United States 138,000 144,380
Senior Note, 4.895% to 9/05/29, FRN thereafter, 9/06/30 .... United States 5,000 5,013
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 192,000 198,841
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 200,000 203,638
JPMorgan Chase & Co. ,
h
W, Junior Sub. Bond, FRN, 5.588%, (3-month SOFR +
1.262%), 5/15/47 ................................. United States 78,000 68,547
Senior Bond, 5.502% to 1/23/35, FRN thereafter, 1/24/36 ... United States 76,000 76,930
Senior Note, 5.14% to 1/23/30, FRN thereafter, 1/24/31 ..... United States 194,000 197,071

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
JPMorgan Chase & Co., (continued)
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 198,000 $ 203,685
Lloyds Banking Group plc , Sub. Bond , 3.369% to 12/13/41, FRN
thereafter , 12/14/46 ................................ United Kingdom 200,000 139,708
NatWest Group plc , Senior Note , 5.847% to 3/01/26, FRN
thereafter , 3/02/27 ................................. United Kingdom 200,000 201,651
PNC Financial Services Group, Inc. (The) , Sub. Bond , 4.626% to
6/05/32, FRN thereafter , 6/06/33 ...................... United States 197,000 187,280
Truist Financial Corp. , Senior Bond , 5.711% to 1/23/34, FRN
thereafter , 1/24/35 ................................. United States 134,000 136,206
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 211,000 175,698
Wells Fargo Bank NA , Sub. Bond , 6.6% , 1/15/38 ............
United States 250,000 270,989
Westpac Banking Corp. ,
Sub. Bond, 4.421%, 7/24/39 ......................... Australia 78,000 69,161
Sub. Bond, 2.963%, 11/16/40 ........................ Australia 69,000 49,911
5,199,462
Biotechnology 0.3%
Amgen, Inc. ,
Senior Bond, 4.663%, 6/15/51 ........................ United States 81,000 67,235
Senior Bond, 5.75%, 3/02/63 ......................... United States 267,000 252,612
b
Grifols SA , Senior Note , Reg S, 3.875% , 10/15/28 ........... Spain 210,000 EUR 229,162
549,009
Broadline Retail 0.1%
b
Kohl's Corp. , Senior Secured Note , 144A, 10% , 6/01/30 ...... United States 80,000 82,232
b
Wayfair LLC ,
Senior Secured Note, 144A, 7.25%, 10/31/29 ............ United States 75,000 73,232
Senior Secured Note, 144A, 7.75%, 9/15/30 ............. United States 75,000 73,669
229,133
Building Products 0.1%
b
Builders FirstSource, Inc. ,
Senior Bond, 144A, 6.375%, 3/01/34 ................... United States 40,000 39,903
Senior Bond, 144A, 6.75%, 5/15/35 .................... United States 35,000 35,243
b
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ................................... United States 70,000 62,012
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 75,000 75,611
b
MIWD Holdco II LLC / MIWD Finance Corp. , Senior Note , 144A,
5.5% , 2/01/30 .................................... United States 80,000 73,955
b
Quikrete Holdings, Inc. ,
Senior Note, 144A, 6.75%, 3/01/33 .................... United States 25,000 25,389
Senior Secured Note, 144A, 6.375%, 3/01/32 ............ United States 50,000 50,844
b
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 75,000 77,083
b
Standard Building Solutions, Inc. , Senior Note , 144A, 6.5% ,
8/15/32 ......................................... United States 90,000 91,463
b
Standard Industries, Inc. , Senior Bond , 144A, 4.375% , 7/15/30 . United States 130,000 122,100
653,603
Capital Markets 1.3%
Ares Capital Corp. ,
Senior Note, 3.875%, 1/15/26 ........................ United States 228,000 226,518
Senior Note, 7%, 1/15/27 ........................... United States 77,000 79,363

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
b
Aretec Group, Inc. , Senior Secured Note , 144A, 10% , 8/15/30 .. United States 25,000 $ 27,273
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 93,000 89,958
Deutsche Bank AG ,
Senior Non-Preferred Note, 2.311% to 11/15/26, FRN thereafter,
11/16/27 ........................................ Germany 254,000 244,588
Intercontinental Exchange, Inc. , Senior Note , 4.35% , 6/15/29 ...
United States 130,000 129,725
b
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note, 144A, 6.125%, 11/01/32 ........... United States 185,000 185,437
Senior Secured Note, 144A, 6.75%, 5/01/33 ............. United States 220,000 225,765
Jefferies Financial Group, Inc. ,
Senior Note, 5.03%, 3/16/26 ......................... United States 145,000 145,184
Senior Note, 6.2%, 4/14/34 .......................... United States 64,000 65,375
b
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% ,
7/01/29 ......................................... United States 13,000 12,493
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 91,000 96,673
Senior Note, 5.2%, 3/15/30 .......................... United States 106,000 106,525
Morgan Stanley ,
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 247,000 250,025
Senior Note, 5.23% to 1/14/30, FRN thereafter, 1/15/31 ..... United States 500,000 507,564
Sub. Bond, 5.942% to 2/06/34, FRN thereafter, 2/07/39 ..... United States 103,000 103,993
b
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 202,000 187,242
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ................
United States 23,000 23,616
b
UBS Group AG , Senior Bond , 144A, 9.016% to 11/14/32, FRN
thereafter , 11/15/33 ................................ Switzerland 250,000 305,483
3,012,800
Chemicals 0.7%
b
Avient Corp. ,
Senior Note, 144A, 7.125%, 8/01/30 ................... United States 55,000 56,712
Senior Note, 144A, 6.25%, 11/01/31 ................... United States 30,000 30,066
Celanese US Holdings LLC ,
Senior Bond, 6.629%, 7/15/32 ........................ United States 90,000 92,174
Senior Note, 1.4%, 8/05/26 .......................... United States 110,000 105,485
Senior Note, 6.415%, 7/15/27 ........................ United States 114,000 116,955
Senior Note, 6.58%, 7/15/29 ......................... United States 25,000 25,696
Senior Note, 7.05%, 11/15/30 ........................ United States 70,000 72,191
b
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 65,000 66,951
CF Industries, Inc. ,
Senior Bond, 4.95%, 6/01/43 ......................... United States 120,000 102,935
b
Senior Bond, 144A, 4.5%, 12/01/26 .................... United States 10,000 9,971
DuPont de Nemours, Inc. , Senior Bond , 5.419% , 11/15/48 .....
United States 234,000 231,128
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 255,000 257,760
Huntsman International LLC ,
Senior Bond, 4.5%, 5/01/29 .......................... United States 238,000 222,793
Senior Bond, 5.7%, 10/15/34 ......................... United States 90,000 82,098
International Flavors & Fragrances, Inc. , Senior Bond , 4.45% ,
9/26/28 ......................................... United States 95,000 94,178
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 65,000 67,805
b
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ................... United States 60,000 58,918
Senior Secured Note, 144A, 4.875%, 5/01/28 ............ United States 80,000 77,719
b
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ... United States 100,000 70,587

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
Westlake Corp. , Senior Bond , 2.875% , 8/15/41 .............
United States 86,000 $ 56,712
b
WR Grace Holdings LLC , Senior Note , 144A, 5.625% , 8/15/29 . United States 45,000 39,691
1,938,525
Commercial Services & Supplies 0.2%
b
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 95,000 98,519
b
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 95,000 94,085
b
GFL Environmental, Inc. , Senior Secured Note , 144A, 6.75% ,
1/15/31 ......................................... United States 25,000 25,964
b
Madison IAQ LLC ,
Senior Note, 144A, 5.875%, 6/30/29 ................... United States 120,000 116,179
Senior Secured Note, 144A, 4.125%, 6/30/28 ............ United States 45,000 43,342
b
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Secured Note , 144A, 6.25% , 1/15/28 ................... United States 90,000 89,984
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 120,000 120,419
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 30,000 31,946
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 70,000 71,948
b
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 30,000 30,961
723,347
Communications Equipment 0.0%
†
b
CommScope LLC , Senior Note , 144A, 7.125% , 7/01/28 ....... United States 60,000 57,751
Construction & Engineering 0.0%
†
b
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 35,000 35,914
MasTec, Inc. , Senior Note , 5.9% , 6/15/29 .................
United States 46,000 47,230
83,144
Consumer Finance 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.3%, 1/30/32 .......................... Ireland 205,000 182,147
Senior Note, 5.1%, 1/19/29 .......................... Ireland 150,000 151,473
b
Aircastle Ltd. / Aircastle Ireland DAC , Senior Note , 144A, 5.25% ,
3/15/30 ......................................... United States 150,000 149,404
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 171,000 191,426
Capital One Financial Corp. , Senior Note , 7.624% to 10/29/30,
FRN thereafter , 10/30/31 ............................ United States 78,000 87,014
b
Encore Capital Group, Inc. , Senior Secured Note , 144A, 8.5% ,
5/15/30 ......................................... United States 60,000 63,657
b
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 175,000 179,595
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 205,000 204,852
General Motors Financial Co., Inc. ,
Senior Note, 5.8%, 1/07/29 .......................... United States 105,000 107,269
Senior Note, 4.9%, 10/06/29 ......................... United States 76,000 74,952
b
Macquarie Airfinance Holdings Ltd. ,
Senior Note, 144A, 6.4%, 3/26/29 ..................... United Kingdom 10,000 10,346
Senior Note, 144A, 5.15%, 3/17/30 .................... United Kingdom 87,000 85,756
Senior Note, 144A, 6.5%, 3/26/31 ..................... United Kingdom 117,000 121,688
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ....................... United States 165,000 160,001
Senior Note, 7.5%, 5/15/31 .......................... United States 70,000 72,007

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
OneMain Finance Corp., (continued)
Senior Note, 7.125%, 11/15/31 ....................... United States 10,000 $ 10,182
1,851,769
Consumer Staples Distribution & Retail 0.2%
b
7-Eleven, Inc. , Senior Note , 144A, 1.3% , 2/10/28 ............ United States 319,000 291,436
b
Alimentation Couche-Tard, Inc. , Senior Bond , 144A, 3.55% ,
7/26/27 ......................................... Canada 146,000 142,938
b
US Foods, Inc. ,
Senior Note, 144A, 7.25%, 1/15/32 .................... United States 20,000 20,927
Senior Note, 144A, 5.75%, 4/15/33 .................... United States 55,000 54,170
509,471
Containers & Packaging 0.6%
b
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc , Senior Note , Reg S, 3% , 9/01/29 .... United States 100,000 EUR 99,368
Berry Global, Inc. ,
Senior Secured Note, 1.65%, 1/15/27 .................. United States 143,000 136,295
Senior Secured Note, 5.5%, 4/15/28 ................... United States 11,000 11,210
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 85,000 85,963
b
Graham Packaging Co., Inc. , Senior Note , 144A, 7.125% , 8/15/28 United States 80,000 78,616
b
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd.
Co-Issuer LLC , Senior Secured Note , 144A, 6% , 9/15/28 .... Canada 200,000 200,437
b
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ................... United States 70,000 69,015
Senior Secured Note, 144A, 7.875%, 4/15/27 ............ United States 90,000 90,966
b
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 150,000 149,229
WestRock MWV LLC , Senior Bond , 8.2% , 1/15/30 ...........
United States 115,000 130,930
1,052,029
Distributors 0.1%
b
American Builders & Contractors Supply Co., Inc. ,
Senior Note, 144A, 3.875%, 11/15/29 .................. United States 65,000 60,600
Senior Secured Note, 144A, 4%, 1/15/28 ................ United States 55,000 53,136
b
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 60,000 62,883
176,619
Diversified Consumer Services 0.1%
Service Corp. International , Senior Note , 4% , 5/15/31 ........
United States 220,000 202,928
Diversified REITs 0.3%
GLP Capital LP / GLP Financing II, Inc. ,
Senior Bond, 6.75%, 12/01/33 ........................ United States 11,000 11,565
Senior Note, 5.375%, 4/15/26 ........................ United States 182,000 181,713
VICI Properties LP ,
Senior Bond, 5.75%, 4/01/34 ......................... United States 106,000 106,439
Senior Note, 4.75%, 2/15/28 ......................... United States 115,000 115,103
Senior Note, 5.125%, 11/15/31 ....................... United States 15,000 14,802
b
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 3.75%, 2/15/27 .................... United States 41,000 40,267
Senior Note, 144A, 4.5%, 1/15/28 ..................... United States 133,000 131,408
Senior Note, 144A, 3.875%, 2/15/29 ................... United States 128,000 122,681
723,978

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services 0.7%
b
Altice France SA , Senior Secured Note , 144A, 5.5% , 10/15/29 . France 200,000 $ 170,080
AT&T, Inc. ,
Senior Bond, 2.25%, 2/01/32 ......................... United States 128,000 108,644
Senior Bond, 2.55%, 12/01/33 ........................ United States 189,000 155,514
Senior Bond, 4.75%, 5/15/46 ......................... United States 14,000 11,949
Senior Bond, 3.55%, 9/15/55 ......................... United States 81,000 53,598
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.375%, 6/01/29 ................... United States 215,000 212,165
Senior Bond, 144A, 4.75%, 3/01/30 .................... United States 95,000 90,748
Senior Bond, 144A, 4.75%, 2/01/32 .................... United States 120,000 111,165
b
Frontier Communications Holdings LLC ,
Senior Secured Note, 144A, 5.875%, 10/15/27 ........... United States 50,000 50,161
Senior Secured Note, 144A, 8.75%, 5/15/30 ............. United States 60,000 63,108
b
Level 3 Financing, Inc. , Senior Secured Note , 144A, 10.5% ,
5/15/30 ......................................... United States 75,000 82,219
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 119,000 127,331
1,236,682
Electric Utilities 1.9%
American Electric Power Co., Inc. ,
Senior Bond, 5.625%, 3/01/33 ........................ United States 164,000 167,957
J, Senior Bond, 4.3%, 12/01/28 ....................... United States 77,000 76,307
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 42,000 36,439
Duke Energy Carolinas LLC , Senior Bond , 4.25% , 12/15/41 ...
United States 61,000 50,801
Duke Energy Corp. ,
Senior Bond, 5.45%, 6/15/34 ......................... United States 34,000 34,324
Senior Bond, 5.8%, 6/15/54 .......................... United States 25,000 23,693
Senior Note, 4.85%, 1/05/29 ......................... United States 246,000 248,651
Duke Energy Ohio, Inc. , Senior Bond , 3.65% , 2/01/29 ........
United States 20,000 19,541
b
Evergy Missouri West, Inc. , Senior Note , 144A, 5.15% , 12/15/27 United States 243,000 246,295
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 92,000 94,051
Exelon Corp. ,
Senior Bond, 5.625%, 6/15/35 ........................ United States 106,000 107,007
Senior Note, 5.15%, 3/15/29 ......................... United States 246,000 250,674
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 50,000 49,560
Georgia Power Co. ,
Senior Bond, 4.95%, 5/17/33 ......................... United States 134,000 133,041
Senior Bond, 5.25%, 3/15/34 ......................... United States 42,000 42,240
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 5.9%, 3/15/55 .......................... United States 50,000 48,408
Senior Note, 5.3%, 3/15/32 .......................... United States 170,000 172,948
Northern States Power Co. , Senior Bond , 5.05% , 5/15/35 .....
United States 170,000 169,626
b
NRG Energy, Inc. ,
g
Junior Sub. Bond, 144A, 10.25% to 3/14/28, FRN thereafter,
Perpetual ....................................... United States 70,000 77,118
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 80,000 80,093
Senior Secured Note, 144A, 2%, 12/02/25 ............... United States 18,000 17,709
Senior Secured Note, 144A, 2.45%, 12/02/27 ............ United States 133,000 125,165
Oncor Electric Delivery Co. LLC , Senior Secured Bond , 4.95% ,
9/15/52 ......................................... United States 198,000 171,176
Pacific Gas and Electric Co. ,
Senior Bond, 5.9%, 6/15/32 .......................... United States 61,000 61,417
Senior Bond, 6.95%, 3/15/34 ......................... United States 22,000 23,385

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Pacific Gas and Electric Co., (continued)
Senior Bond, 4.95%, 7/01/50 ......................... United States 64,000 $ 50,835
Senior Bond, 6.75%, 1/15/53 ......................... United States 110,000 109,639
Senior Note, 2.1%, 8/01/27 .......................... United States 36,000 33,980
Senior Note, 3.3%, 12/01/27 ......................... United States 170,000 163,492
Senior Note, 5.55%, 5/15/29 ......................... United States 31,000 31,410
PacifiCorp , Senior Bond , 2.7% , 9/15/30 ...................
United States 73,000 65,597
PG&E Corp. ,
Junior Sub. Bond, 7.375% to 3/14/30, FRN thereafter, 3/15/55 United States 45,000 44,177
Senior Secured Bond, 5.25%, 7/01/30 .................. United States 145,000 140,802
Southern Co. (The) ,
Senior Bond, 5.7%, 3/15/34 .......................... United States 125,000 128,708
Senior Note, 5.5%, 3/15/29 .......................... United States 31,000 32,122
Virginia Electric and Power Co. , Senior Bond , 5.05% , 8/15/34 ..
United States 128,000 125,830
b
Vistra Operations Co. LLC ,
Senior Note, 144A, 7.75%, 10/15/31 ................... United States 135,000 143,230
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 45,000 46,844
Senior Secured Bond, 144A, 6.95%, 10/15/33 ............ United States 161,000 173,635
Senior Secured Bond, 144A, 6%, 4/15/34 ............... United States 89,000 90,321
Senior Secured Bond, 144A, 5.7%, 12/30/34 ............. United States 170,000 169,458
Senior Secured Note, 144A, 3.7%, 1/30/27 .............. United States 151,000 148,217
4,225,923
Electrical Equipment 0.3%
b
Energizer Gamma Acquisition BV , Senior Note , Reg S, 3.5% ,
6/30/29 ......................................... United States 100,000 EUR 107,878
b
Sensata Technologies BV , Senior Note , 144A, 5.875% , 9/01/30 . United States 235,000 232,613
b
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 188,000 182,272
522,763
Electronic Equipment, Instruments & Components 0.2%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 105,000 98,729
Flex Ltd. , Senior Note , 5.25% , 1/15/32 ...................
United States 133,000 132,338
b
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 145,000 138,106
369,173
Energy Equipment & Services 0.2%
b
Aris Water Holdings LLC , Senior Note , 144A, 7.25% , 4/01/30 .. United States 80,000 80,490
b
Nabors Industries, Inc. ,
Senior Note, 144A, 7.375%, 5/15/27 ................... United States 55,000 52,853
Senior Note, 144A, 8.875%, 8/15/31 ................... United States 115,000 78,800
b
Precision Drilling Corp. ,
Senior Note, 144A, 7.125%, 1/15/26 ................... Canada 26,000 25,994
Senior Note, 144A, 6.875%, 1/15/29 ................... Canada 50,000 48,062
b
Transocean Aquila Ltd. , Senior Secured Note , 144A, 8% , 9/30/28 United States 16,308 16,370
b
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ................................... United States 108,571 110,341
Transocean, Inc. , Senior Bond , 6.8% , 3/15/38 ..............
United States 95,000 64,846
b
Weatherford International Ltd. , Senior Note , 144A, 8.625% ,
4/30/30 ......................................... United States 70,000 71,158
548,914

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment 0.5%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 215,000 $ 223,310
b
Cinemark USA, Inc. , Senior Note , 144A, 5.25% , 7/15/28 ...... United States 70,000 69,108
b
Live Nation Entertainment, Inc. , Senior Secured Note , 144A,
6.5% , 5/15/27 .................................... United States 70,000 70,882
Netflix, Inc. ,
Senior Bond, 5.875%, 11/15/28 ....................... United States 45,000 47,227
Senior Bond, 5.4%, 8/15/54 .......................... United States 46,000 44,300
b
Senior Bond, 144A, 5.375%, 11/15/29 .................. United States 259,000 268,483
b
Pinewood Finco plc , Senior Secured Note , 144A, 6% , 3/27/30 .. United Kingdom 100,000 GBP 133,821
Warnermedia Holdings, Inc. , Senior Note , 3.755% , 3/15/27 ....
United States 392,000 380,091
1,237,222
Financial Services 0.8%
b
Benteler International AG , Senior Secured Note , 144A, 10.5% ,
5/15/28 ......................................... Austria 200,000 210,319
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 115,000 111,636
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 65,000 71,898
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 120,000 118,609
b
GGAM Finance Ltd. , Senior Note , 144A, 8% , 2/15/27 ........ Ireland 30,000 30,894
Global Payments, Inc. , Senior Note , 2.15% , 1/15/27 .........
United States 82,000 78,778
b
Jefferson Capital Holdings LLC ,
Senior Note, 144A, 9.5%, 2/15/29 ..................... United States 95,000 100,942
Senior Note, 144A, 8.25%, 5/15/30 .................... United States 60,000 61,461
b
Nationstar Mortgage Holdings, Inc. ,
Senior Bond, 144A, 5.75%, 11/15/31 ................... United States 155,000 155,372
Senior Note, 144A, 7.125%, 2/01/32 ................... United States 75,000 78,153
b
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 165,000 162,172
b
PRA Group, Inc. , Senior Note , 144A, 8.875% , 1/31/30 ........ United States 145,000 148,812
b
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. , Senior
Note , 144A, 4.625% , 11/01/26 ........................ United States 115,000 114,846
1,443,892
Food Products 0.4%
b,f
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 31,258 32,797
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 80,000 83,985
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note, 3%, 2/02/29 ........................... United States 187,000 176,017
Senior Note, 6.75%, 3/15/34 ......................... United States 161,000 173,078
b
JBS USA LUX SARL / JBS USA Food Co. / JBS USA Foods
Group , Senior Bond , 144A, 5.95% , 4/20/35 .............. United States 40,000 40,761
b
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 70,000 68,713
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 60,000 58,250
Senior Bond, 144A, 5.8%, 5/01/65 ..................... United States 35,000 33,983
Senior Note, 144A, 4.65%, 4/20/31 .................... United States 38,000 38,146
Senior Note, 144A, 5%, 3/01/32 ...................... United States 60,000 60,229
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 80,000 79,730
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 ...........
United States 50,000 44,317
890,006

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Gas Utilities 0.0%
†
CenterPoint Energy Resources Corp. , Senior Bond , 5.4% ,
7/01/34 ......................................... United States 69,000 $ 69,357
Ground Transportation 0.7%
b
Ashtead Capital, Inc. ,
Senior Bond, 144A, 4.375%, 8/15/27 ................... United Kingdom 200,000 198,729
Senior Note, 144A, 4%, 5/01/28 ...................... United Kingdom 200,000 195,740
b,i
Herc Holdings Escrow, Inc. ,
Senior Note, 144A, 7%, 6/15/30 ...................... United States 20,000 20,617
Senior Note, 144A, 7.25%, 6/15/33 .................... United States 15,000 15,449
b
Penske Truck Leasing Co. LP / PTL Finance Corp. , Senior Note ,
144A, 4.4% , 7/01/27 ............................... United States 320,000 318,301
b
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.3% ,
4/03/29 ......................................... Ireland 290,000 293,327
b
Transnet SOC Ltd. , Senior Note , Reg S, 8.25% , 2/06/28 ...... South Africa 200,000 204,495
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 100,000 102,986
1,349,644
Health Care Equipment & Supplies 0.2%
b
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 50,000 51,756
GE HealthCare Technologies, Inc. , Senior Note , 5.65% , 11/15/27
United States 110,000 112,945
b
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 25,000 25,727
b
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ................... United States 45,000 44,011
Senior Secured Note, 144A, 3.875%, 4/01/29 ............ United States 80,000 75,459
309,898
Health Care Providers & Services 1.0%
Centene Corp. , Senior Note , 2.625% , 8/01/31 ..............
United States 155,000 131,384
b
CHS/Community Health Systems, Inc. ,
Senior Secured Note, 144A, 5.625%, 3/15/27 ............ United States 155,000 152,828
Senior Secured Note, 144A, 5.25%, 5/15/30 ............. United States 30,000 27,042
Senior Secured Note, 144A, 10.875%, 1/15/32 ........... United States 65,000 69,363
b
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 65,000 66,955
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 180,000 181,758
Senior Bond, 4.78%, 3/25/38 ......................... United States 197,000 175,160
b
DaVita, Inc. ,
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 180,000 182,970
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 15,000 15,165
HCA, Inc. ,
Senior Bond, 5.25%, 6/15/26 ......................... United States 23,000 23,027
Senior Bond, 5.6%, 4/01/34 .......................... United States 60,000 60,354
Senior Bond, 6%, 4/01/54 ........................... United States 79,000 75,026
Senior Note, 3.625%, 3/15/32 ........................ United States 39,000 35,404
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 156,000 160,108
Icon Investments Six DAC , Senior Secured Note , 5.809% ,
5/08/27 ......................................... United States 200,000 203,397
Tenet Healthcare Corp. ,
Senior Secured Note, 5.125%, 11/01/27 ................ United States 185,000 183,966
Senior Secured Note, 6.125%, 6/15/30 ................. United States 275,000 278,038
2,021,945

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care REITs 0.1%
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 155,000 $ 158,996
Health Care Technology 0.0%
†
b
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ... United States 90,000 86,794
Hotel & Resort REITs 0.1%
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 7.25%, 7/15/28 .................... United States 20,000 20,634
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 85,000 86,223
i
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 40,000 40,712
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 25,000 25,085
172,654
Hotels, Restaurants & Leisure 1.3%
b
1011778 BC ULC / New Red Finance, Inc. ,
Secured Bond, 144A, 4%, 10/15/30 .................... Canada 80,000 73,668
Senior Secured Note, 144A, 6.125%, 6/15/29 ............ Canada 30,000 30,623
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 195,000 182,753
b
Caesars Entertainment, Inc. ,
Senior Note, 144A, 4.625%, 10/15/29 .................. United States 140,000 130,850
Senior Note, 144A, 6%, 10/15/32 ..................... United States 35,000 33,597
Senior Secured Note, 144A, 7%, 2/15/30 ................ United States 210,000 215,618
Senior Secured Note, 144A, 6.5%, 2/15/32 .............. United States 15,000 15,130
b
Carnival Corp. ,
Senior Note, 144A, 5.75%, 3/01/27 .................... United States 95,000 95,297
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 69,000 69,204
Senior Note, 144A, 5.875%, 6/15/31 ................... United States 80,000 80,098
Senior Note, 144A, 6.125%, 2/15/33 ................... United States 40,000 40,124
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 291,000 281,361
b
Churchill Downs, Inc. , Senior Note , 144A, 5.75% , 4/01/30 ..... United States 90,000 88,798
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 105,000 95,441
b
Great Canadian Gaming Corp. , Senior Secured Note , 144A,
8.75% , 11/15/29 ................................... Canada 55,000 53,447
Hyatt Hotels Corp. ,
Senior Note, 5.25%, 6/30/29 ......................... United States 110,000 110,877
Senior Note, 5.375%, 12/15/31 ....................... United States 70,000 69,472
b
Light & Wonder International, Inc. ,
Senior Note, 144A, 7.25%, 11/15/29 ................... United States 195,000 200,746
Senior Note, 144A, 7.5%, 9/01/31 ..................... United States 15,000 15,510
b
NCL Corp. Ltd. ,
Senior Note, 144A, 7.75%, 2/15/29 .................... United States 50,000 52,602
Senior Note, 144A, 6.75%, 2/01/32 .................... United States 30,000 30,024
Senior Secured Note, 144A, 8.125%, 1/15/29 ............ United States 30,000 31,606
b
Penn Entertainment, Inc. , Senior Note , 144A, 5.625% , 1/15/27 . United States 75,000 74,094
b
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 55,000 54,395
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 15,000 15,212
Senior Note, 144A, 6%, 2/01/33 ...................... United States 125,000 125,527
b
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. ,
Senior Note , 144A, 6.625% , 3/01/30 .................... United States 75,000 71,155
b
Six Flags Entertainment Corp. , Senior Note , 144A, 7.25% ,
5/15/31 ......................................... United States 85,000 86,907
b
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc.
/ Canada's Wonderland Co. , Senior Secured Note , 144A,
6.625% , 5/01/32 ................................... United States 35,000 35,705

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
b
Station Casinos LLC , Senior Note , 144A, 6.625% , 3/15/32 ..... United States 70,000 $ 70,140
b
Viking Cruises Ltd. ,
Senior Note, 144A, 7%, 2/15/29 ...................... United States 30,000 30,231
Senior Note, 144A, 9.125%, 7/15/31 ................... United States 80,000 85,944
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. ,
Senior Bond, 144A, 5.125%, 10/01/29 .................. United States 90,000 87,826
Senior Note, 144A, 7.125%, 2/15/31 ................... United States 185,000 194,154
2,928,136
Household Durables 0.5%
DR Horton, Inc. ,
Senior Bond, 5%, 10/15/34 .......................... United States 275,000 267,642
Senior Bond, 5.5%, 10/15/35 ......................... United States 195,000 195,135
b
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 100,000 102,977
Newell Brands, Inc. ,
Senior Note, 6.375%, 5/15/30 ........................ United States 30,000 28,258
Senior Note, 6.625%, 5/15/32 ........................ United States 10,000 9,252
b
Senior Note, 144A, 8.5%, 6/01/28 ..................... United States 45,000 46,667
b
Taylor Morrison Communities, Inc. ,
Senior Bond, 144A, 5.125%, 8/01/30 ................... United States 60,000 58,542
Senior Note, 144A, 5.875%, 6/15/27 ................... United States 30,000 30,261
Senior Note, 144A, 5.75%, 1/15/28 .................... United States 35,000 35,229
Toll Brothers Finance Corp. ,
Senior Bond, 4.35%, 2/15/28 ......................... United States 75,000 74,374
Senior Bond, 3.8%, 11/01/29 ......................... United States 92,000 88,174
b
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 60,000 57,719
994,230
Household Products 0.0%
†
b
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 30,000 28,214
Independent Power and Renewable Electricity Producers 0.5%
b
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 200,000 201,146
AES Corp. (The) , Senior Note , 2.45% , 1/15/31 .............
United States 120,000 102,676
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 100,000 106,056
b
Calpine Corp. , Senior Bond , 144A, 5% , 2/01/31 ............. United States 65,000 63,095
Constellation Energy Generation LLC ,
Senior Bond, 6.125%, 1/15/34 ........................ United States 30,000 31,689
Senior Bond, 6.5%, 10/01/53 ......................... United States 74,000 77,570
Senior Bond, 5.75%, 3/15/54 ......................... United States 133,000 126,843
Senior Note, 5.6%, 3/01/28 .......................... United States 243,000 250,614
b,g
Vistra Corp. , Junior Sub. Bond , 144A, 8% to 10/14/26, FRN
thereafter , Perpetual ............................... United States 65,000 66,751
1,026,440
Industrial REITs 0.0%
†
Prologis LP , Senior Bond , 2.25% , 4/15/30 .................
United States 53,000 47,608
Insurance 0.7%
b
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note, 144A, 8.5%, 6/15/29 ..................... United States 85,000 88,906
Senior Secured Note, 144A, 7.5%, 11/06/30 ............. United States 85,000 87,766
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note, 144A, 5.875%, 11/01/29 .................. United States 105,000 103,221

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer,
(continued)
Senior Note, 144A, 7.375%, 10/01/32 .................. United States 25,000 $ 25,728
Senior Secured Note, 144A, 7%, 1/15/31 ................ United States 115,000 117,699
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 80,000 80,673
b
Athene Global Funding ,
Secured Note, 144A, 5.526%, 7/11/31 .................. United States 205,000 207,777
Secured Note, 144A, 5.322%, 11/13/31 ................. United States 114,000 113,464
Athene Holding Ltd. ,
Senior Bond, 5.875%, 1/15/34 ........................ United States 62,000 62,820
Senior Bond, 6.25%, 4/01/54 ......................... United States 25,000 23,915
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 81,000 79,807
b
CNO Global Funding , Secured Note , 144A, 4.95% , 9/09/29 .... United States 85,000 84,966
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 110,000 112,506
Fidelity National Financial, Inc. , Senior Bond , 3.2% , 9/17/51 ...
United States 69,000 41,217
b
HUB International Ltd. , Senior Secured Note , 144A, 7.25% ,
6/15/30 ......................................... United States 80,000 83,364
b
Jones Deslauriers Insurance Management, Inc. ,
Senior Note, 144A, 10.5%, 12/15/30 ................... Canada 75,000 80,505
Senior Secured Note, 144A, 8.5%, 3/15/30 .............. Canada 35,000 36,778
b
Massachusetts Mutual Life Insurance Co. , Sub. Bond , 144A,
3.729% , 10/15/70 .................................. United States 136,000 87,291
b
Metropolitan Life Global Funding I , Senior Secured Bond , 144A,
2.95% , 4/09/30 ................................... United States 325,000 300,888
1,819,291
Interactive Media & Services 0.3%
Meta Platforms, Inc. ,
Senior Bond, 5.4%, 8/15/54 .......................... United States 128,000 121,598
Senior Bond, 5.75%, 5/15/63 ......................... United States 159,000 157,213
Senior Bond, 5.55%, 8/15/64 ......................... United States 146,000 139,813
b
Snap, Inc. , Senior Note , 144A, 6.875% , 3/01/33 ............ United States 185,000 187,578
606,202
IT Services 0.1%
b
Ahead DB Holdings LLC , Senior Note , 144A, 6.625% , 5/01/28 .. United States 50,000 49,322
b
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 65,000 67,262
b
Gartner, Inc. ,
Senior Note, 144A, 3.625%, 6/15/29 ................... United States 27,000 25,617
Senior Note, 144A, 3.75%, 10/01/30 ................... United States 180,000 168,236
310,437
Leisure Products 0.1%
Brunswick Corp. ,
Senior Bond, 2.4%, 8/18/31 .......................... United States 113,000 93,328
Senior Bond, 5.1%, 4/01/52 .......................... United States 126,000 93,243
Senior Note, 5.85%, 3/18/29 ......................... United States 87,000 88,417
274,988
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 86,000 85,926
Machinery 0.2%
b
Chart Industries, Inc. , Senior Note , 144A, 9.5% , 1/01/31 ...... United States 25,000 26,658

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Machinery (continued)
b
Terex Corp. ,
Senior Note, 144A, 5%, 5/15/29 ...................... United States 50,000 $ 48,213
Senior Note, 144A, 6.25%, 10/15/32 ................... United States 55,000 54,130
Westinghouse Air Brake Technologies Corp. , Senior Bond ,
5.611% , 3/11/34 ................................... United States 189,000 192,722
321,723
Media 0.9%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. , Senior Secured Note ,
2.25% , 1/15/29 ................................... United States 92,000 84,139
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 .................... United States 65,000 59,452
Senior Secured Note, 144A, 7.875%, 4/01/30 ............ United States 65,000 65,908
Comcast Corp. ,
Senior Bond, 3.999%, 11/01/49 ....................... United States 30,000 22,276
Senior Bond, 3.45%, 2/01/50 ......................... United States 73,000 49,006
b
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 30,000 29,580
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note, 144A, 5.875%, 8/15/27 ............ United States 30,000 29,551
Senior Secured Note, 144A, 10%, 2/15/31 ............... United States 60,000 58,441
b
DISH DBS Corp. , Senior Secured Note , 144A, 5.25% , 12/01/26 . United States 85,000 78,622
EchoStar Corp. , Senior Secured Note , 10.75% , 11/30/29 ......
United States 100,000 100,557
b
Gray Media, Inc. , Senior Bond , 144A, 5.375% , 11/15/31 ...... United States 25,000 17,872
Interpublic Group of Cos., Inc. (The) , Senior Bond , 2.4% , 3/01/31
United States 72,000 63,374
b
McGraw-Hill Education, Inc. ,
Senior Note, 144A, 8%, 8/01/29 ...................... United States 120,000 120,401
Senior Secured Note, 144A, 5.75%, 8/01/28 ............. United States 65,000 64,251
Senior Secured Note, 144A, 7.375%, 9/01/31 ............ United States 90,000 92,662
b
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ........... United States 80,000 75,925
b
Nexstar Media, Inc. , Senior Note , 144A, 4.75% , 11/01/28 ...... United States 50,000 48,138
b
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond, 144A, 4.625%, 3/15/30 ................... United States 60,000 56,344
Senior Note, 144A, 5%, 8/15/27 ...................... United States 25,000 24,693
Senior Secured Note, 144A, 7.375%, 2/15/31 ............ United States 40,000 42,267
Paramount Global ,
Senior Bond, 4.2%, 6/01/29 .......................... United States 69,000 66,702
Senior Bond, 4.95%, 1/15/31 ......................... United States 75,000 72,636
Senior Bond, 4.375%, 3/15/43 ........................ United States 39,000 28,453
Senior Note, 3.7%, 6/01/28 .......................... United States 38,000 36,742
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 175,000 175,240
b
Sirius XM Radio LLC , Senior Bond , 144A, 3.875% , 9/01/31 .... United States 135,000 118,153
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 320,000 367,663
2,049,048
Metals & Mining 0.6%
b
Big River Steel LLC / BRS Finance Corp. , Senior Secured Note ,
144A, 6.625% , 1/31/29 .............................. United States 70,000 70,569
b
Cleveland-Cliffs, Inc. ,
Senior Note, 144A, 7%, 3/15/32 ...................... United States 65,000 56,147
Senior Note, 144A, 7.375%, 5/01/33 ................... United States 70,000 60,195
Commercial Metals Co. , Senior Bond , 4.375% , 3/15/32 .......
United States 140,000 127,397
b
Constellium SE , Senior Note , Reg S, 3.125% , 7/15/29 ........ United States 100,000 EUR 109,623

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
b
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A,
6.125% , 4/15/32 ................................... Australia 65,000 $ 64,886
b
Glencore Funding LLC ,
Senior Bond, 144A, 2.5%, 9/01/30 ..................... Australia 231,000 204,979
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 150,000 150,923
b
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 70,000 70,230
b
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 .................... United States 95,000 90,379
Senior Note, 144A, 6.875%, 1/30/30 ................... United States 60,000 61,911
b
TMS International Corp. , Senior Note , 144A, 6.25% , 4/15/29 ... United States 80,000 74,695
United States Steel Corp. , Senior Bond , 6.65% , 6/01/37 ......
United States 35,000 36,280
1,178,214
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
b
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 80,000 74,761
b
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.25% , 2/01/27 ............... United States 90,000 88,106
162,867
Multi-Utilities 0.2%
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 28,000 23,019
DTE Energy Co. , Senior Bond , 5.85% , 6/01/34 .............
United States 78,000 80,427
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................
United States 174,000 177,337
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 86,000 79,750
Sempra, Inc. , Senior Bond , 5.5% , 8/01/33 .................
United States 73,000 73,449
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 145,000 140,037
574,019
Oil, Gas & Consumable Fuels 2.6%
b
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 100,000 87,628
Canadian Natural Resources Ltd. ,
Senior Bond, 7.2%, 1/15/32 .......................... Canada 124,000 134,807
b
Senior Note, 144A, 5%, 12/15/29 ..................... Canada 81,000 80,717
Cheniere Energy Partners LP ,
Senior Bond, 3.25%, 1/31/32 ......................... United States 78,000 68,474
Senior Note, 4.5%, 10/01/29 ......................... United States 256,000 250,741
b
Columbia Pipelines Operating Co. LLC ,
Senior Bond, 144A, 6.544%, 11/15/53 .................. United States 73,000 73,435
Senior Note, 144A, 5.927%, 8/15/30 ................... United States 72,000 74,842
b
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 25,000 18,605
b
DT Midstream, Inc. , Senior Bond , 144A, 5.8% , 12/15/34 ...... United States 175,000 173,707
Eastern Energy Gas Holdings LLC ,
Senior Bond, 5.8%, 1/15/35 .......................... United States 83,000 84,712
Senior Bond, 5.65%, 10/15/54 ........................ United States 32,000 29,539
Enbridge, Inc. , Senior Bond , 4.25% , 12/01/26 ..............
Canada 64,000 63,722
Energy Transfer LP ,
g
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 220,000 217,501
Senior Bond, 6.5%, 2/01/42 .......................... United States 14,000 14,063
Senior Note, 5.25%, 7/01/29 ......................... United States 279,000 283,648
Senior Note, 5.2%, 4/01/30 .......................... United States 81,000 81,815

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Expand Energy Corp. ,
Senior Note, 5.375%, 3/15/30 ........................ United States 210,000 $ 209,023
b
Senior Note, 144A, 6.75%, 4/15/29 .................... United States 175,000 177,164
b
Hess Midstream Operations LP ,
Senior Note, 144A, 5.875%, 3/01/28 ................... United States 45,000 45,471
Senior Note, 144A, 5.125%, 6/15/28 ................... United States 115,000 113,556
Senior Note, 144A, 6.5%, 6/01/29 ..................... United States 35,000 35,753
Senior Note, 144A, 5.5%, 10/15/30 .................... United States 115,000 113,777
b
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A,
8.375% , 11/01/33 .................................. United States 40,000 39,844
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 6.375% ,
10/24/48 ........................................ Kazakhstan 200,000 178,239
Kinder Morgan, Inc. , Senior Bond , 7.75% , 1/15/32 ...........
United States 157,000 178,383
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 145,000 144,241
b
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 .... United States 90,000 88,203
Occidental Petroleum Corp. ,
Senior Bond, 7.5%, 5/01/31 .......................... United States 86,000 92,625
Senior Bond, 6.2%, 3/15/40 .......................... United States 420,000 391,893
Senior Note, 5.2%, 8/01/29 .......................... United States 100,000 99,398
ONEOK, Inc. ,
Senior Bond, 6.05%, 9/01/33 ......................... United States 30,000 30,797
Senior Note, 4.75%, 10/15/31 ........................ United States 155,000 151,372
Senior Note, 6.1%, 11/15/32 ......................... United States 117,000 121,759
Ovintiv, Inc. ,
Senior Bond, 6.25%, 7/15/33 ......................... United States 31,000 31,059
Senior Note, 5.65%, 5/15/28 ......................... United States 53,000 54,041
b
Sitio Royalties Operating Partnership LP / Sitio Finance Corp. ,
Senior Note , 144A, 7.875% , 11/01/28 ................... United States 70,000 72,251
SM Energy Co. , Senior Bond , 6.75% , 9/15/26 ..............
United States 65,000 64,946
b
South Bow USA Infrastructure Holdings LLC ,
Senior Bond, 144A, 5.584%, 10/01/34 .................. Canada 69,000 66,448
Senior Note, 144A, 5.026%, 10/01/29 .................. Canada 133,000 131,930
b
Sunoco LP , Senior Note , 144A, 6.25% , 7/01/33 ............. United States 85,000 85,067
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. ,
Senior Bond, 5%, 1/15/28 ........................... United States 141,000 140,846
Senior Bond, 4.875%, 2/01/31 ........................ United States 63,000 61,467
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 105,000 99,248
b
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 305,000 309,391
b
Venture Global LNG, Inc. ,
g
Junior Sub. Bond, 144A, 9% to 9/29/29, FRN thereafter,
Perpetual ....................................... United States 80,000 75,531
Senior Secured Note, 144A, 9.5%, 2/01/29 .............. United States 75,000 80,233
Senior Secured Note, 144A, 8.375%, 6/01/31 ............ United States 105,000 106,669
Senior Secured Note, 144A, 9.875%, 2/01/32 ............ United States 70,000 74,513
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 20,000 21,078
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 20,000 20,907
b
Viper Energy, Inc. ,
Senior Note, 144A, 5.375%, 11/01/27 .................. United States 35,000 34,849
Senior Note, 144A, 7.375%, 11/01/31 .................. United States 95,000 99,681
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 114,000 115,109
5,694,718

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Paper & Forest Products 0.2%
b
Georgia-Pacific LLC , Senior Note , 144A, 4.95% , 6/30/32 ...... United States 155,000 $ 155,495
b
Magnera Corp. , Senior Note , 144A, 4.75% , 11/15/29 ......... United States 30,000 25,460
Mercer International, Inc. ,
Senior Note, 5.125%, 2/01/29 ........................ Germany 65,000 51,736
b
Senior Note, 144A, 12.875%, 10/01/28 ................. Germany 40,000 39,833
272,524
Passenger Airlines 0.1%
b
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.5% , 4/20/26 .................... United States 48,333 48,281
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 190,000 186,175
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 95,000 90,295
324,751
Personal Care Products 0.4%
b
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC ,
Senior Secured Note, 144A, 4.75%, 1/15/29 ............. United States 75,000 72,180
Senior Secured Note, 144A, 6.625%, 7/15/30 ............ United States 45,000 45,966
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/27 .......
United States 250,000 245,918
Kenvue, Inc. ,
Senior Note, 4.85%, 5/22/32 ......................... United States 15,000 15,072
Senior Note, 4.9%, 3/22/33 .......................... United States 251,000 251,922
b
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 200,000 199,967
831,025
Pharmaceuticals 0.4%
b
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 40,000 41,453
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond, 4.75%, 5/19/33 ......................... United States 270,000 265,616
Senior Bond, 5.3%, 5/19/53 .......................... United States 106,000 97,224
Royalty Pharma plc ,
Senior Bond, 5.4%, 9/02/34 .......................... United States 85,000 84,677
Senior Note, 5.15%, 9/02/29 ......................... United States 88,000 89,008
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
6.75% , 3/01/28 ................................... Israel 230,000 237,993
Wyeth LLC , Senior Bond , 5.95% , 4/01/37 .................
United States 8,000 8,386
Zoetis, Inc. , Senior Bond , 2% , 5/15/30 ....................
United States 72,000 63,938
888,295
Professional Services 0.1%
b,i
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 100,000 102,069
Real Estate Management & Development 0.0%
†
b
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp. ,
Secured Note , 144A, 7% , 4/15/30 ..................... United States 51,000 46,634
Semiconductors & Semiconductor Equipment 0.3%
Broadcom, Inc. ,
b
Senior Bond, 144A, 3.187%, 11/15/36 .................. United States 78,000 63,472
Senior Note, 5.05%, 7/12/29 ......................... United States 251,000 255,550

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
b
Foundry JV Holdco LLC , Senior Secured Note , 144A, 5.9% ,
1/25/33 ......................................... United States 200,000 $ 204,293
523,315
Software 0.5%
Atlassian Corp. ,
Senior Bond, 5.5%, 5/15/34 .......................... United States 30,000 30,279
Senior Note, 5.25%, 5/15/29 ......................... United States 57,000 58,160
b
Cloud Software Group, Inc. ,
Secured Note, 144A, 9%, 9/30/29 ..................... United States 40,000 40,973
Senior Secured Note, 144A, 6.5%, 3/31/29 .............. United States 75,000 74,978
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 190,000 175,897
Oracle Corp. , Senior Bond , 3.65% , 3/25/41 ................
United States 206,000 158,217
b
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 65,000 63,173
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 176,000 150,640
Synopsys, Inc. ,
Senior Bond, 5.15%, 4/01/35 ......................... United States 145,000 143,372
Senior Bond, 5.7%, 4/01/55 .......................... United States 10,000 9,553
b
UKG, Inc. , Senior Secured Note , 144A, 6.875% , 2/01/31 ...... United States 90,000 92,795
998,037
Specialized REITs 0.5%
American Tower Corp. ,
Senior Bond, 3.125%, 1/15/27 ........................ United States 251,000 244,920
Senior Bond, 2.9%, 1/15/30 .......................... United States 106,000 97,921
Senior Bond, 2.7%, 4/15/31 .......................... United States 103,000 91,210
Crown Castle, Inc. ,
Senior Bond, 3.65%, 9/01/27 ......................... United States 82,000 80,142
Senior Bond, 3.8%, 2/15/28 .......................... United States 69,000 67,426
Senior Bond, 4.75%, 5/15/47 ......................... United States 31,000 25,752
Senior Note, 4.9%, 9/01/29 .......................... United States 105,000 105,294
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............
United States 43,000 42,553
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................
United States 220,000 207,278
b
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/33 ....... United States 145,000 146,477
Weyerhaeuser Co. , Senior Bond , 7.375% , 3/15/32 ..........
United States 17,000 19,064
1,128,037
Specialty Retail 0.3%
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 135,000 136,176
b,f
BCPE Ulysses Intermediate, Inc. , Senior Note , 144A, PIK, 7.75% ,
4/01/27 ......................................... United States 45,000 42,795
b,f
Carvana Co. ,
Senior Secured Note, 144A, PIK, 9%, 12/01/28 ........... United States 60,159 61,877
Senior Secured Note, 144A, PIK, 9%, 6/01/31 ............ United States 60,000 67,163
Dick's Sporting Goods, Inc. , Senior Bond , 4.1% , 1/15/52 ......
United States 115,000 78,928
b
LBM Acquisition LLC , Senior Note , 144A, 6.25% , 1/15/29 ..... United States 55,000 44,223
b
Specialty Building Products Holdings LLC / SBP Finance Corp. ,
Senior Secured Note , 144A, 7.75% , 10/15/29 ............. United States 35,000 33,561
b
White Cap Buyer LLC , Senior Note , 144A, 6.875% , 10/15/28 ... United States 135,000 132,452
597,175
Technology Hardware, Storage & Peripherals 0.1%
Hewlett Packard Enterprise Co. ,
Senior Bond, 5%, 10/15/34 .......................... United States 48,000 46,755

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co., (continued)
Senior Bond, 5.6%, 10/15/54 ......................... United States 97,000 $ 90,604
Senior Note, 4.55%, 10/15/29 ........................ United States 83,000 82,327
Senior Note, 4.85%, 10/15/31 ........................ United States 97,000 96,274
b
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 144A,
5.875% , 7/15/30 ................................... United States 80,000 80,325
Seagate HDD Cayman , Senior Note , 3.125% , 7/15/29 ........
United States 30,000 27,033
423,318
Textiles, Apparel & Luxury Goods 0.3%
b
Crocs, Inc. , Senior Note , 144A, 4.25% , 3/15/29 ............. United States 50,000 47,243
b
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......... United States 110,000 116,321
b
Levi Strauss & Co. , Senior Bond , 144A, 3.5% , 3/01/31 ....... United States 115,000 102,906
Tapestry, Inc. ,
Senior Bond, 3.05%, 3/15/32 ......................... United States 33,000 28,812
Senior Bond, 5.5%, 3/11/35 .......................... United States 96,000 94,201
Senior Note, 5.1%, 3/11/30 .......................... United States 79,000 79,025
468,508
Tobacco 0.2%
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ........................ United States 223,000 227,891
Senior Note, 4.375%, 4/30/30 ........................ United States 90,000 88,942
Senior Note, 4.75%, 11/01/31 ........................ United States 110,000 109,779
426,612
Trading Companies & Distributors 0.7%
Air Lease Corp. ,
Senior Bond, 4.625%, 10/01/28 ....................... United States 51,000 51,061
Senior Bond, 3.25%, 10/01/29 ........................ United States 138,000 130,306
Senior Bond, 3%, 2/01/30 ........................... United States 189,000 175,272
b
Aviation Capital Group LLC ,
Senior Note, 144A, 5.375%, 7/15/29 ................... United States 156,000 157,724
Senior Note, 144A, 5.125%, 4/10/30 ................... United States 145,000 144,208
b
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 95,000 91,938
b
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 70,000 72,757
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 50,000 52,495
b
Foundation Building Materials, Inc. , Senior Note , 144A, 6% ,
3/01/29 ......................................... United States 85,000 72,483
b
Herc Holdings, Inc. ,
Senior Note, 144A, 5.5%, 7/15/27 ..................... United States 130,000 129,135
Senior Note, 144A, 6.625%, 6/15/29 ................... United States 40,000 40,547
b
Imola Merger Corp. , Senior Secured Note , 144A, 4.75% , 5/15/29 United States 75,000 71,911
b
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 135,000 138,760
b
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ......................................... United States 60,000 60,892
b
WESCO Distribution, Inc. ,
Senior Note, 144A, 6.375%, 3/15/29 ................... United States 20,000 20,440
Senior Note, 144A, 6.625%, 3/15/32 ................... United States 80,000 81,999
Senior Note, 144A, 6.375%, 3/15/33 ................... United States 30,000 30,579
1,522,507

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services 0.6%
b
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 200,000 $ 190,872
Rogers Communications, Inc. ,
Senior Note, 5%, 2/15/29 ........................... Canada 182,000 183,384
Senior Note, 3.8%, 3/15/32 .......................... Canada 87,000 79,704
Sub. Bond, 7.125% to 4/14/35, FRN thereafter, 4/15/55 ..... Canada 90,000 90,176
NC5, Sub. Bond, 7% to 4/14/30, FRN thereafter, 4/15/55 .... Canada 185,000 186,526
T-Mobile USA, Inc. ,
Senior Bond, 2.875%, 2/15/31 ........................ United States 65,000 58,536
Senior Bond, 5.05%, 7/15/33 ......................... United States 145,000 143,828
Senior Note, 3.375%, 4/15/29 ........................ United States 138,000 131,694
Senior Note, 3.875%, 4/15/30 ........................ United States 8,000 7,717
b
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 200,000 213,750
1,286,187
Total Corporate Bonds (Cost $61,496,831) ....................................
62,422,909
Senior Floating Rate Interests 0.8%
j
Automobile Components 0.0%
†
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan, 7.077%, (1-month SOFR + 2.75%), 1/28/32 ......... United States 42,384 42,331
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan, 8.191%, (1-month SOFR + 3.75%), 10/04/28 ........ United States 44,731 42,891
85,222
a a a a a a
j
Building Products 0.0%
†
CP Atlas Buyer, Inc., First Lien, CME Term Loan, B, 8.177%,
(1-month SOFR + 3.75%), 11/23/27 .................... United States 62,503 59,467
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan, 6.799%, (3-month SOFR + 2.5%), 8/04/31 .. United States 14,925 14,871
74,338
a a a a a a
j
Chemicals 0.0%
†
Hexion Holdings Corp., Second Lien, Initial CME Term Loan,
11.859%, (1-month SOFR + 7.438%), 3/15/30 ............ United States 56,471 54,741
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B1, 7.51%, (3-month SOFR + 3.25%), 4/03/28 ... Netherlands 33,705 33,859
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2, 7.55%, (3-month SOFR + 3.25%), 4/03/28 ... Netherlands 34,564 34,715
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan,
8.642%, (3-month SOFR + 4.25%), 4/23/29 .............. United States 39,315 34,733
158,048
a a a a a a
Commercial Services & Supplies 0.0%
†
j
Madison IAQ LLC, First Lien, Initial CME Term Loan, 6.762%,
(6-month SOFR + 2.5%), 6/21/28 ...................... United States 24,404 24,419
Communications Equipment 0.1%
i,j
CommScope, Inc., First Lien, Initial CME Term Loan, 9.577%,
(1-month SOFR + 5.25%), 12/18/29 .................... United States 85,000 86,003
Consumer Finance 0.0%
†
i,j
Shift4 Payments LLC, First Lien, CME Term Loan, 6.803%,
(12-month SOFR + 2.75%), 5/07/32 .................... United States 15,000 15,109

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Containers & Packaging 0.0%
†
j
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B, 9.227%, (6-month SOFR + 4.725%), 2/09/26 ...... Luxembourg 48,980 $ 44,776
Distributors 0.0%
†
j
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 8.299%, (3-month SOFR + 4%), 11/30/30 ........... United States 22,911 22,955
Diversified Consumer Services 0.0%
†
j
Ascend Learning LLC, Second Lien, Initial CME Term Loan,
10.177%, (1-month SOFR + 5.75%), 12/10/29 ............ United States 37,616 37,510
j
Health Care Equipment & Supplies 0.0%
†
Bausch + Lomb Corp., First Lien, Initial CME Term Loan, 7.679%,
(1-month SOFR + 3.25%), 5/10/27 ..................... United States 64,225 64,109
Medline Borrower LP, First Lien, Dollar Incremental CME Term
Loan, 6.577%, (1-month SOFR + 2.25%), 10/23/28 ........ United States 40,478 40,484
104,593
a a a a a a
j
Hotels, Restaurants & Leisure 0.1%
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
7.827%, (1-month SOFR + 3.5%), 1/29/29 ............... United States 69,236 68,926
Great Canadian Gaming Corp., First Lien, CME Term Loan, B,
9.053%, (3-month SOFR + 4.75%), 11/01/29 ............. Canada 46,013 45,358
IRB Holding Corp., First Lien, 2024 Second Replacement CME
Term Loan, B, 6.827%, (1-month SOFR + 2.5%), 12/15/27 ... United States 98,499 98,519
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 7.285%, (3-month SOFR + 3%), 4/04/29 ... United States 34,737 34,581
247,384
a a a a a a
IT Services 0.0%
†
j
Fortress Intermediate 3, Inc., First Lien, Initial CME Term Loan,
7.827%, (1-month SOFR + 3.5%), 6/27/31 ............... United States 54,725 54,862
j
Machinery 0.1%
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, 7.327%, (1-month SOFR + 3%), 10/23/28 ...... United States 30,000 30,129
TK Elevator Midco GmbH, First Lien, CME Term Loan, B1,
7.237%, (3-month SOFR + 3%), 4/30/30 ................ Germany 70,263 70,510
100,639
a a a a a a
j
Media 0.1%
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 8.441%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 54,606 53,718
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.791%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 85,611 84,561
138,279
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
i,j
Apollo Commercial Real Estate Finance, Inc., First Lien, CME
Term Loan, B1, 7.941%, (1-month SOFR + 3.5%), 3/06/28 ... United States 30,000 29,925
Paper & Forest Products 0.0%
†
j
Glatfelter Corp., First Lien, CME Term Loan, 8.563%, (3-month
SOFR + 4.25%), 11/04/31 ........................... United States 34,813 33,797

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
j
Passenger Airlines 0.1%
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 6.522%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 72,222 $ 71,581
i
American Airlines, Inc., First Lien, CME Term Loan, B, 7.303%,
(12-month SOFR + 3.25%), 5/07/32 .................... United States 5,000 5,027
76,608
a a a a a a
j
Pharmaceuticals 0.1%
1261229 BC Ltd., First Lien, Initial CME Term Loan, 10.587%,
(1-month SOFR + 6.25%), 10/08/30 .................... United States 45,000 42,844
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan, 8.327%, (1-month SOFR + 4%), 4/23/31 ....... United States 80,595 78,933
121,777
a a a a a a
j
Software 0.0%
†
Rocket Software, Inc., First Lien, CME Term Loan, 8.577%,
(1-month SOFR + 4.25%), 11/28/28 .................... United States 56,430 56,579
UKG, Inc., First Lien, Initial CME Term Loan, 7.329%, (1-month
SOFR + 3%), 2/10/31 ............................... United States 9,925 9,955
66,534
a a a a a a
j
Specialty Retail 0.1%
LBM Acquisition LLC, First Lien, Amendment No. 3 Incremental
CME Term Loan, 8.175%, (1-month SOFR + 3.75%), 6/06/31 . United States 34,648 31,233
PetSmart LLC, First Lien, Initial CME Term Loan, 8.177%,
(1-month SOFR + 3.75%), 2/11/28 ..................... United States 44,158 44,075
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
7.577%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 98,369 97,578
172,886
a a a a a a
Textiles, Apparel & Luxury Goods 0.0%
†
j
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.776%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 59,550 56,722
j
Trading Companies & Distributors 0.1%
Foundation Building Materials, Inc., First Lien, 2025 Incremental
CME Term Loan, 9.548%, (3-month SOFR + 5.25%), 1/29/31 . United States 5,000 4,726
Foundation Building Materials, Inc., First Lien, Term Loan,
8.291%, (3-month SOFR + 4%), 1/29/31 ................ United States 74,436 70,135
74,861
a a a a a a
Wireless Telecommunication Services 0.0%
†
j
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan, 8.822%, (1-month SOFR + 4.5%), 9/13/29 .......... United Kingdom 44,550 40,903
Total Senior Floating Rate Interests (Cost $1,884,958) .........................
1,868,150
Foreign Government and Agency Securities 4.4%
b
Angola Government Bond , Senior Bond , Reg S, 8.75% , 4/14/32 Angola 200,000 164,378
Argentina Government Bond ,
Senior Bond, 4.125%, 7/09/35 ........................ Argentina 280,000 188,720
Senior Note, 0.75%, 7/09/30 ......................... Argentina 140,800 110,598
b
Bahrain Government Bond , Senior Bond , Reg S, 7.375% , 5/14/30 Bahrain 200,000 207,108
Brazil Government Bond ,
Senior Bond, 4.5%, 5/30/29 .......................... Brazil 200,000 194,960
Senior Bond, 4.75%, 1/14/50 ......................... Brazil 330,000 226,804
b
Bulgaria Government Bond , Senior Bond , Reg S, 5% , 3/05/37 .. Bulgaria 80,000 77,437

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Chile Government Bond , Senior Bond , 4.34% , 3/07/42 .......
Chile 340,000 $ 288,558
Colombia Government Bond ,
Senior Bond, 8%, 4/20/33 ........................... Colombia 250,000 256,720
Senior Bond, 8%, 11/14/35 ........................... Colombia 200,000 200,462
b
Comision Federal de Electricidad , Senior Bond , Reg S, 3.875% ,
7/26/33 ......................................... Mexico 200,000 166,243
b
Dominican Republic Government Bond ,
Senior Bond, Reg S, 4.5%, 1/30/30 .................... Dominican
Republic 150,000 141,248
Senior Bond, Reg S, 7.45%, 4/30/44 ................... Dominican
Republic 100,000 103,160
Ecopetrol SA , Senior Bond , 6.875% , 4/29/30 ...............
Colombia 170,000 167,228
b
Ecuador Government Bond , Senior Bond , Reg S, 5.5% , 7/31/35 Ecuador 179,126 112,178
b
Egypt Government Bond ,
Senior Bond, Reg S, 7.6%, 3/01/29 .................... Egypt 200,000 196,538
Senior Bond, Reg S, 7.3%, 9/30/33 .................... Egypt 200,000 170,872
b
El Salvador Government Bond , Senior Bond , Reg S, 8.625% ,
2/28/29 ......................................... El Salvador 75,000 77,223
b
Electricite de France SA ,
Senior Bond, 144A, 5.75%, 1/13/35 .................... France 155,000 156,647
Senior Bond, 144A, 4.75%, 10/13/35 ................... France 159,000 149,354
b
Gabonese Republic , Senior Bond , Reg S, 6.625% , 2/06/31 .... Gabon 200,000 150,253
b
Guatemala Government Bond ,
Senior Bond, Reg S, 3.7%, 10/07/33 ................... Guatemala 240,000 201,510
Senior Note, 144A, 7.05%, 10/04/32 .................... Guatemala 200,000 211,069
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 200,000 200,801
Indonesia Government Bond , Senior Bond , 4.65% , 9/20/32 ....
Indonesia 390,000 382,889
b
Ivory Coast Government Bond , Senior Bond , Reg S, 6.125% ,
6/15/33 ......................................... Ivory Coast 400,000 355,524
Mexico Government Bond , Senior Bond , 4.28% , 8/14/41 ......
Mexico 380,000 282,131
b
Nigeria Government Bond ,
Senior Bond, Reg S, 6.5%, 11/28/27 ................... Nigeria 200,000 194,268
Senior Bond, Reg S, 7.375%, 9/28/33 .................. Nigeria 200,000 170,318
b
Oman Government Bond , Senior Bond , Reg S, 7.375% , 10/28/32 Oman 300,000 335,956
Panama Government Bond , Senior Bond , 8% , 3/01/38 .......
Panama 300,000 310,875
b
Paraguay Government Bond , Senior Bond , Reg S, 3.849% ,
6/28/33 ......................................... Paraguay 240,000 214,980
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 200,000 176,790
Petroleos Mexicanos ,
Senior Bond, 5.95%, 1/28/31 ......................... Mexico 100,000 86,739
Senior Bond, 6.75%, 9/21/47 ......................... Mexico 30,000 20,300
Senior Note, 6.49%, 1/23/27 ......................... Mexico 170,000 166,909
Senior Note, 10%, 2/07/33 ........................... Mexico 100,000 103,220
Philippines Government Bond ,
Senior Bond, 3.75%, 1/14/29 ......................... Philippines 200,000 195,903
Senior Bond, 5.5%, 2/04/35 .......................... Philippines 200,000 205,613
b
Qatar Government Bond , Senior Bond , Reg S, 3.75% , 4/16/30 . Qatar 300,000 293,032
b
Romania Government Bond ,
Senior Bond, Reg S, 6.125%, 1/22/44 .................. Romania 150,000 128,694
Senior Note, 144A, 6.625%, 2/17/28 .................... Romania 220,000 224,995
b
Saudi Arabia Government Bond , Senior Bond , Reg S, 4.5% ,
10/26/46 ........................................ Saudi Arabia 230,000 184,810
b
Serbia Government Bond ,
Senior Bond, 144A, 6.5%, 9/26/33 ..................... Serbia 200,000 206,918
Senior Note, Reg S, 6.25%, 5/26/28 .................... Serbia 200,000 205,521
South Africa Government Bond , Senior Bond , 5% , 10/12/46 ...
South Africa 200,000 135,360

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Turkiye Government Bond , Senior Bond , 7.625% , 5/15/34 .....
Turkiye 200,000 $ 200,398
b
Ukraine Government Bond ,
Senior Bond, 144A, 2/01/35 .......................... Ukraine 30,270 14,832
Senior Bond, 144A, 1.75%, 2/01/35 .................... Ukraine 61,419 29,996
Senior Bond, 144A, 2/01/36 .......................... Ukraine 25,225 12,349
Senior Bond, 144A, 1.75%, 2/01/36 .................... Ukraine 78,967 37,741
Senior Note, 144A, 2/01/30 .......................... Ukraine 9,585 4,683
Senior Note, 144A, 2/01/34 .......................... Ukraine 35,820 13,589
Senior Note, 144A, 1.75%, 2/01/34 ..................... Ukraine 35,096 17,434
b
United Arab Emirates Government Bond , Senior Bond , Reg S,
2.875% , 10/19/41 ..................................
United Arab
Emirates 230,000 168,223
Uruguay Government Bond ,
f
Senior Bond, PIK, 7.875%, 1/15/33 .................... Uruguay 120,000 141,042
Senior Bond, 5.1%, 6/18/50 .......................... Uruguay 60,000 53,952
b
Uzbekistan Government Bond , Senior Note , Reg S, 6.9% ,
2/28/32 ......................................... Uzbekistan 200,000 198,763
Total Foreign Government and Agency Securities (Cost $9,363,888) .............
9,594,816
U.S. Government and Agency Securities 10.1%
U.S. Treasury Bonds ,
4.25%, 11/15/40 .................................. United States 2,360,000 2,220,428
k
2.75%, 8/15/42 ................................... United States 5,000,000 3,750,195
3%, 2/15/49 ..................................... United States 5,000,000 3,602,441
2%, 8/15/51 ..................................... United States 1,370,000 770,117
2.875%, 5/15/52 .................................. United States 220,000 151,233
3.625%, 2/15/53 .................................. United States 470,000 375,504
U.S. Treasury Notes ,
2.75%, 2/15/28 ................................... United States 2,080,000 2,020,566
1.25%, 9/30/28 ................................... United States 2,100,000 1,928,760
2.375%, 3/31/29 .................................. United States 1,160,000 1,097,174
1.5%, 2/15/30 .................................... United States 90,000 80,645
2.75%, 8/15/32 ................................... United States 660,000 601,348
3.375%, 5/15/33 .................................. United States 2,770,000 2,607,966
3.875%, 8/15/33 .................................. United States 1,650,000 1,605,398
4.375%, 5/15/34 .................................. United States 1,180,000 1,183,595
Total U.S. Government and Agency Securities (Cost $23,101,750) ...............
21,995,370
Asset-Backed Securities 4.7%
Banks 0.3%
Capital One Multi-Asset Execution Trust , 2023-A1 , A , 4.42% ,
5/15/28 . ......................................... United States 625,000 625,196
Capital Markets 0.2%
b,j
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.706% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 500,000 502,075
Consumer Finance 1.3%
American Express Credit Account Master Trust , 2022-4 , A , 4.95% ,
10/15/27 . ........................................ United States 605,000 605,961
BA Credit Card Trust , 2022-A2 , A2 , 5% , 4/15/28 . ............
United States 615,000 616,255
b
Golden Credit Card Trust , 2022-4A , A , 144A, 4.31% , 9/15/27 . .. Canada 972,000 970,777
Harley-Davidson Motorcycle Trust , 2022-A , A3 , 3.06% , 2/15/27 .
United States 16,565 16,532
Hyundai Auto Receivables Trust , 2023-B , A3 , 5.48% , 4/17/28 . ..
United States 558,623 562,229

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Consumer Finance (continued)
Toyota Auto Receivables Owner Trust , 2023-B , A3 , 4.71% ,
2/15/28 . ......................................... United States 73,896 $ 73,974
2,845,728
a a a a a a
Financial Services 2.9%
b,j
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.709% ,
( 3-month SOFR + 1.44% ), 7/21/37 . .................... United States 250,000 250,842
b,j
Bain Capital Credit CLO Ltd. , 2022-2A , A1 , 144A, FRN , 5.592% ,
( 3-month SOFR + 1.32% ), 4/22/35 . .................... United States 250,000 250,372
b,j
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.669% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 125,000 125,567
b,j
Birch Grove CLO 8 Ltd. , 2024-8A , A1 , 144A, FRN , 5.899% ,
( 3-month SOFR + 1.63% ), 4/20/37 . .................... Jersey 150,000 150,637
b,j
BRAVO Residential Funding Trust , 2021-HE2 , A1 , 144A, FRN ,
5.072% , ( 30-day SOFR Average + 0.75% ), 11/25/69 . ....... United States 209,379 208,883
b,j
CBAM Ltd. , 2017-2A , AR , 144A, FRN , 5.731% , ( 3-month SOFR +
1.452% ), 7/17/34 . ................................. United States 200,000 200,287
b,j
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.749% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 250,000 251,214
b,j
Elevation CLO Ltd. ,
2018-10A, AR, 144A, FRN, 5.189%, (3-month SOFR + 0.92%),
10/20/31 ........................................ United States 163,347 163,383
2021-13A, A1R, 144A, FRN, 5.316%, (3-month SOFR +
1.06%), 7/15/34 ................................... United States 250,000 249,781
b
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266% , 10/19/37 . . United States 938,056 923,144
b,j
ICG US CLO Ltd. , 2017-1A , ARR , 144A, FRN , 5.714% , ( 3-month
SOFR + 1.432% ), 7/28/34 . ........................... United States 250,000 250,519
b,j
J.P. Morgan Mortgage Trust , 2023-HE2 , A1 , 144A, FRN , 6.028% ,
( 30-day SOFR Average + 1.7% ), 3/20/54 . ................ United States 186,187 187,142
b,j
Jamestown CLO IX Ltd. , 2016-9A , A2RR , 144A, FRN , 6.393% ,
( 3-month SOFR + 2.112% ), 7/25/34 . .................... United States 250,000 250,798
b,j
Madison Park Funding XXX Ltd. , 2018-30A , A1R , 144A, FRN ,
5.621% , ( 3-month SOFR + 1.36% ), 7/16/37 . .............. United States 250,000 250,838
b,j
Oaktree CLO Ltd. , 2021-1A , A1R , 144A, FRN , 5.606% , ( 3-month
SOFR + 1.35% ), 1/15/38 . ............................ United States 250,000 251,022
b,j
Palmer Square CLO Ltd. , 2021-3A , B , 144A, FRN , 6.168% ,
( 3-month SOFR + 1.912% ), 1/15/35 . ................... United States 250,000 250,476
b,j
Ready Capital Mortgage Financing LLC , 2022-FL10 , AS , 144A,
FRN , 7.395% , ( 1-month SOFR + 3.07% ), 10/25/39 . ........ United States 371,000 373,513
b,j
Rockland Park CLO Ltd. , 2021-1A , B , 144A, FRN , 6.181% ,
( 3-month SOFR + 1.912% ), 4/20/34 . ................... United States 250,000 250,467
b,j
Signal Peak CLO 5 Ltd. , 2018-5A , A1R , 144A, FRN , 5.832% ,
( 3-month SOFR + 1.55% ), 4/25/37 . .................... United States 250,000 251,092
b,j
Sound Point CLO XXXII Ltd. , 2021-4A , A , 144A, FRN , 5.693% ,
( 3-month SOFR + 1.412% ), 10/25/34 . .................. United States 250,000 250,466
b,j
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 5.156% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 258,181 258,096
b,j
TCW CLO Ltd. , 2021-2A , AS , 144A, FRN , 5.723% , ( 3-month
SOFR + 1.442% ), 7/25/34 . ........................... United States 200,000 200,710
b,j
Venture XIX CLO Ltd. , 2014-19A , ARR , 144A, FRN , 5.778% ,
( 3-month SOFR + 1.522% ), 1/15/32 . ................... United States 152,198 152,458
b,j
Venture XV CLO Ltd. , 2013-15A , AR3 , 144A, FRN , 5.698% ,
( 3-month SOFR + 1.442% ), 7/15/32 . ................... United States 218,976 219,355

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,j
Wise CLO Ltd. , 2023-2A , A , 144A, FRN , 6.056% , ( 3-month SOFR
+ 1.8% ), 1/15/37 . .................................. Jersey 250,000 $ 250,947
6,422,009
a a a a a a
Total Asset-Backed Securities (Cost $10,282,550) .............................
10,395,008
Commercial Mortgage-Backed Securities 3.0%
Financial Services 3.0%
b,j
AREIT Trust , 2022-CRE6 , A , 144A, FRN , 5.578% , ( 30-day SOFR
Average + 1.25% ), 1/20/37 ........................... United States 156,358 156,274
l
Banc of America Commercial Mortgage Trust , 2015-UBS7 , AS ,
FRN , 3.989% , 9/15/48 .............................. United States 205,000 203,651
l,m
BANK , 2020-BN26 , XA , IO, FRN , 1.191% , 3/15/63 .......... United States 3,744,365 159,820
Barclays Commercial Mortgage Trust , 2019-C5 , C , 3.71% ,
11/15/52 ........................................ United States 402,000 353,020
l,m
BBCMS Mortgage Trust , 2025-5C34 , XA , IO, FRN , 1.395% ,
5/15/58 ......................................... United States 1,631,000 82,026
l,m
Benchmark Mortgage Trust , 2020-B21 , XA , IO, FRN , 1.415% ,
12/17/53 ........................................ United States 5,448,387 317,105
l,m
BMO Mortgage Trust , 2025-5C10 , XA , IO, FRN , 1.58% , 5/15/58 United States 1,022,000 57,848
l
Citigroup Commercial Mortgage Trust ,
2015-P1, B, FRN, 4.313%, 9/15/48 ..................... United States 475,000 470,455
2016-P6, B, FRN, 4.154%, 12/10/49 .................... United States 368,000 337,141
COMM Mortgage Trust ,
b
2013-CR6, B, 144A, 3.397%, 3/10/46 ................... United States 158,971 155,137
l
2015-CR22, AM, FRN, 3.603%, 3/10/48 ................. United States 142,000 139,412
l
2015-CR26, B, FRN, 4.512%, 10/10/48 ................. United States 332,000 325,337
l
2015-DC1, B, FRN, 4.035%, 2/10/48 ................... United States 352,000 341,277
l
2015-LC19, B, FRN, 3.829%, 2/10/48 ................... United States 289,000 285,419
l
2017-COR2, C, FRN, 4.587%, 9/10/50 .................. United States 127,000 119,926
CSAIL Commercial Mortgage Trust ,
2016-C6, AS, 3.346%, 1/15/49 ........................ United States 171,000 165,142
l,m
2019-C15, XA, IO, FRN, 0.989%, 3/15/52 ................ United States 5,193,713 151,330
l
CSMC Trust , 2016-NXSR , AS , FRN , 4.049% , 12/15/49 ....... United States 176,000 169,807
l
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2013-
C10 , C , FRN , 4.096% , 12/15/47 ....................... United States 41,498 39,275
l
JPMDB Commercial Mortgage Securities Trust , 2018-C8 , C , FRN ,
4.757% , 6/15/51 ................................... United States 133,000 118,225
b,l,m
LCCM Trust , 2017-LC26 , XA , IO, 144A, FRN , 1.504% , 7/12/50 . United States 2,939,890 65,304
l
Morgan Stanley Bank of America Merrill Lynch Trust ,
2013-C9, B, FRN, 3.708%, 5/15/46 .................... United States 155,002 147,668
2015-C22, B, FRN, 3.883%, 4/15/48 ................... United States 138,000 131,617
2016-C32, AS, FRN, 3.994%, 12/15/49 ................. United States 410,000 401,510
m
2016-C32, XA, IO, FRN, 0.637%, 12/15/49 ............... United States 8,975,628 66,873
l
Morgan Stanley Capital I Trust , 2018-L1 , C , FRN , 4.779% ,
10/15/51 ........................................ United States 263,000 236,198
l,m
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.293% , 11/15/48 .................................. United States 12,938 28
Wells Fargo Commercial Mortgage Trust ,
2015-C31, AS, 4.049%, 11/15/48 ...................... United States 193,000 191,298
2017-C39, B, 4.025%, 9/15/50 ........................ United States 491,000 460,407
2019-C49, B, 4.546%, 3/15/52 ........................ United States 581,000 561,128

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
l
WFRBS Commercial Mortgage Trust , 2013-C11 , B , FRN , 3.714% ,
3/15/45 ......................................... United States 157,072 $ 154,237
6,563,895
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $6,087,424) ...............
6,563,895
Mortgage-Backed Securities 17.9%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 3.7%
FHLMC Pool, 15 Year, 2.5%, 10/01/36 .................... United States 920,420 852,605
FHLMC Pool, 30 Year, 2%, 3/01/51 ...................... United States 1,150,563 900,975
FHLMC Pool, 30 Year, 2.5%, 1/01/52 ..................... United States 553,350 457,025
FHLMC Pool, 30 Year, 2.5%, 1/01/52 ..................... United States 1,094,207 905,579
FHLMC Pool, 30 Year, 2.5%, 4/01/52 ..................... United States 2,234,300 1,843,896
FHLMC Pool, 30 Year, 3%, 3/01/43 - 8/01/52 ............... United States 1,230,642 1,070,075
FHLMC Pool, 30 Year, 3.5%, 8/01/43 ..................... United States 174,626 161,130
FHLMC Pool, 30 Year, 4%, 9/01/49 ...................... United States 942,700 878,150
FHLMC Pool, 30 Year, 4.5%, 9/01/52 ..................... United States 485,022 460,815
FHLMC Pool, 30 Year, 5.5%, 12/01/52 .................... United States 255,703 254,840
FHLMC Pool, 30 Year, 6%, 9/01/53 ...................... United States 346,713 352,687
8,137,777
Federal National Mortgage Association (FNMA) Fixed Rate 10.8%
FNMA, 3.5%, 6/01/56 ................................ United States 1,118,372 992,734
FNMA, 15 Year, 1.5%, 7/01/36 ......................... United States 978,630 862,471
FNMA, 15 Year, 2%, 3/01/36 ........................... United States 948,982 862,924
FNMA, 30 Year, 1.5%, 1/01/51 ......................... United States 1,313,987 974,392
FNMA, 30 Year, 2%, 10/01/50 .......................... United States 1,153,458 906,391
FNMA, 30 Year, 2%, 10/01/51 .......................... United States 1,173,748 925,782
FNMA, 30 Year, 2%, 2/01/52 ........................... United States 1,166,235 919,332
FNMA, 30 Year, 2%, 3/01/52 ........................... United States 1,158,951 913,596
FNMA, 30 Year, 2.5%, 11/01/51 ......................... United States 547,128 451,861
FNMA, 30 Year, 2.5%, 3/01/52 ......................... United States 1,110,880 918,795
FNMA, 30 Year, 3%, 2/01/43 ........................... United States 406,726 361,860
FNMA, 30 Year, 3%, 2/01/52 ........................... United States 1,019,603 882,731
FNMA, 30 Year, 3%, 3/01/52 ........................... United States 1,088,899 928,875
FNMA, 30 Year, 3.5%, 6/01/42 - 7/01/43 .................. United States 322,634 297,661
FNMA, 30 Year, 3.5%, 6/01/52 ......................... United States 2,077,368 1,853,583
FNMA, 30 Year, 4.5%, 8/01/52 - 1/01/53 .................. United States 496,986 472,021
FNMA, 30 Year, 5%, 1/01/49 - 8/01/49 .................... United States 43,128 42,444
FNMA, 30 Year, 5.5%, 1/01/38 - 11/01/52 ................. United States 650,845 655,981
FNMA, 30 Year, 6.5%, 4/01/53 ......................... United States 355,109 366,170
n
Uniform Mortgage-Backed Securities, 5%, TBA, 6/25/55 ...... United States 1,000,000 968,091
n
Uniform Mortgage-Backed Securities, 5%, TBA, 7/25/55 ...... United States 1,000,000 967,309
n
Uniform Mortgage-Backed Securities, 5.5%, TBA, 7/25/55 ..... United States 1,000,000 989,091
n
Uniform Mortgage-Backed Securities, 6%, TBA, 6/25/55 ...... United States 2,000,000 2,019,835
n
Uniform Mortgage-Backed Securities, 6%, TBA, 7/25/55 ...... United States 2,000,000 2,017,179
n
Uniform Mortgage-Backed Securities, 6.5%, TBA, 6/25/55 ..... United States 1,000,000 1,026,922
n
Uniform Mortgage-Backed Securities, 6.5%, TBA, 7/25/55 ..... United States 1,000,000 1,025,946
23,603,977
Government National Mortgage Association (GNMA) Fixed Rate 3.4%
GNMA II, 30 Year, 2.5%, 2/20/52 - 3/20/52 ................. United States 1,067,051 889,630
GNMA II, 30 Year, 3.5%, 3/20/47 ........................ United States 958,528 863,416
n
GNMA II, Single-family, 30 Year, 2%, 6/15/55 ............... United States 1,000,000 803,540
GNMA II, Single-family, 30 Year, 3%, 11/20/53 - 1/20/54 ....... United States 877,121 767,208
GNMA II, Single-family, 30 Year, 3.5%, 10/20/49 - 11/20/49 .... United States 44,430 39,083

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year, 4%, 9/20/52 - 1/20/53 ....... United States 1,037,814 $ 957,459
GNMA II, Single-family, 30 Year, 5%, 5/20/49 ............... United States 46,198 45,272
n
GNMA II, Single-family, 30 Year, 5%, 6/15/55 ............... United States 2,000,000 1,940,615
GNMA II, Single-family, 30 Year, 5.5%, 5/20/49 ............. United States 15,558 15,770
GNMA II, Single-family, 30 Year, 6%, 11/20/53 .............. United States 994,204 1,027,846
7,349,839
Total Mortgage-Backed Securities (Cost $40,281,828) ..........................
39,091,593
Residential Mortgage-Backed Securities 3.8%
Financial Services 3.8%
b
A&D Mortgage Trust ,
2023-NQM2, A1, 144A, 6.132%, 5/25/68 ................ United States 318,096 318,925
2023-NQM5, A1, 144A, 7.049%, 11/25/68 ............... United States 467,742 473,973
b,j
Chase Home Lending Mortgage Trust , 2024-11 , A11 , 144A, FRN ,
5.572% , ( 30-day SOFR Average + 1.25% ), 11/25/55 ........ United States 113,192 112,617
b
COLT Mortgage Loan Trust , 2023-3 , A1 , 144A, 7.18% , 9/25/68 . United States 607,829 616,506
b,j
Connecticut Avenue Securities Trust ,
2019-HRP1, M2, 144A, FRN, 6.586%, (30-day SOFR Average
+ 2.264%), 11/25/39 ................................ United States 12,913 12,933
2021-R03, 1M2, 144A, FRN, 5.972%, (30-day SOFR Average +
1.65%), 12/25/41 .................................. United States 35,000 35,206
2022-R01, 1M2, 144A, FRN, 6.222%, (30-day SOFR Average +
1.9%), 12/25/41 ................................... United States 58,000 58,557
2022-R02, 2M1, 144A, FRN, 5.522%, (30-day SOFR Average +
1.2%), 1/25/42 .................................... United States 25,500 25,496
2022-R02, 2M2, 144A, FRN, 7.322%, (30-day SOFR Average +
3%), 1/25/42 ..................................... United States 543,000 556,085
2022-R03, 1M1, 144A, FRN, 6.422%, (30-day SOFR Average +
2.1%), 3/25/42 .................................... United States 470,143 478,052
2022-R03, 1M2, 144A, FRN, 7.822%, (30-day SOFR Average +
3.5%), 3/25/42 .................................... United States 13,000 13,491
2022-R04, 1M1, 144A, FRN, 6.322%, (30-day SOFR Average +
2%), 3/25/42 ..................................... United States 275,446 279,645
2022-R04, 1M2, 144A, FRN, 7.422%, (30-day SOFR Average +
3.1%), 3/25/42 .................................... United States 13,000 13,420
2022-R05, 2M1, 144A, FRN, 6.222%, (30-day SOFR Average +
1.9%), 4/25/42 .................................... United States 90,563 90,993
2022-R06, 1M1, 144A, FRN, 7.072%, (30-day SOFR Average +
2.75%), 5/25/42 ................................... United States 276,302 282,274
2022-R07, 1M1, 144A, FRN, 7.271%, (30-day SOFR Average +
2.95%), 6/25/42 ................................... United States 220,996 226,652
2022-R08, 1M1, 144A, FRN, 6.872%, (30-day SOFR Average +
2.55%), 7/25/42 ................................... United States 143,245 146,496
2023-R01, 1M1, 144A, FRN, 6.721%, (30-day SOFR Average +
2.4%), 12/25/42 ................................... United States 14,036 14,355
2023-R02, 1M1, 144A, FRN, 6.622%, (30-day SOFR Average +
2.3%), 1/25/43 .................................... United States 30,942 31,661
2023-R06, 1M1, 144A, FRN, 6.022%, (30-day SOFR Average +
1.7%), 7/25/43 .................................... United States 43,038 43,293
2023-R07, 2M1, 144A, FRN, 6.271%, (30-day SOFR Average +
1.95%), 9/25/43 ................................... United States 10,887 10,971
2024-R03, 2M1, 144A, FRN, 5.471%, (30-day SOFR Average +
1.15%), 3/25/44 ................................... United States 9,869 9,881
2024-R04, 1M1, 144A, FRN, 5.422%, (30-day SOFR Average +
1.1%), 5/25/44 .................................... United States 13,461 13,467

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,j
Connecticut Avenue Securities Trust, (continued)
2024-R06, 1A1, 144A, FRN, 5.472%, (30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 47,693 $ 47,804
2024-R06, 1M1, 144A, FRN, 5.372%, (30-day SOFR Average +
1.05%), 9/25/44 ................................... United States 9,156 9,165
2025-R01, 1A1, 144A, FRN, 5.271%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 41,788 41,724
2025-R01, 1M1, 144A, FRN, 5.421%, (30-day SOFR Average +
1.1%), 1/25/45 .................................... United States 45,296 45,349
2025-R02, 1A1, 144A, FRN, 5.321%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 90,880 90,827
2025-R02, 1M1, 144A, FRN, 5.471%, (30-day SOFR Average +
1.15%), 2/25/45 ................................... United States 278,805 278,736
2025-R03, 2A1, 144A, FRN, 5.772%, (30-day SOFR Average +
1.45%), 3/25/45 ................................... United States 158,196 159,081
b
Cross Mortgage Trust , 2024-H3 , A1 , 144A, 6.272% , 6/25/69 ... United States 457,041 461,668
b,j
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 5.972%, (30-day SOFR Average
+ 1.65%), 1/25/34 ................................. United States 16,343 16,413
2021-DNA6, M2, 144A, FRN, 5.822%, (30-day SOFR Average
+ 1.5%), 10/25/41 ................................. United States 44,204 44,404
2021-DNA7, M2, 144A, FRN, 6.122%, (30-day SOFR Average
+ 1.8%), 11/25/41 .................................. United States 108,000 108,907
2021-HQA4, M1, 144A, FRN, 5.272%, (30-day SOFR Average
+ 0.95%), 12/25/41 ................................ United States 10,796 10,787
2022-DNA5, M1A, 144A, FRN, 7.272%, (30-day SOFR Average
+ 2.95%), 6/25/42 ................................. United States 259,908 265,912
2022-DNA6, M1A, 144A, FRN, 6.472%, (30-day SOFR Average
+ 2.15%), 9/25/42 ................................. United States 76,939 77,670
2022-HQA2, M1A, 144A, FRN, 6.972%, (30-day SOFR Average
+ 2.65%), 7/25/42 ................................. United States 52,867 54,097
2022-HQA3, M1A, 144A, FRN, 6.622%, (30-day SOFR Average
+ 2.3%), 8/25/42 .................................. United States 332,469 338,742
2023-DNA1, M1A, 144A, FRN, 6.421%, (30-day SOFR Average
+ 2.1%), 3/25/43 .................................. United States 17,398 17,651
2023-HQA2, M1A, 144A, FRN, 6.322%, (30-day SOFR Average
+ 2%), 6/25/43 .................................... United States 15,119 15,208
2023-HQA3, A1, 144A, FRN, 6.172%, (30-day SOFR Average +
1.85%), 11/25/43 .................................. United States 33,797 34,203
2023-HQA3, M1, 144A, FRN, 6.172%, (30-day SOFR Average
+ 1.85%), 11/25/43 ................................. United States 11,378 11,466
2025-DNA1, A1, 144A, FRN, 5.272%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 54,438 54,381
2025-DNA2, A1, 144A, FRN, 5.431%, (30-day SOFR Average +
1.1%), 5/25/45 .................................... United States 141,000 141,419
j
FNMA Connecticut Avenue Securities ,
2017-C06, 1M2B, FRN, 7.086%, (30-day SOFR Average +
2.764%), 2/25/30 .................................. United States 2,114 2,119
2017-C06, 2M2, FRN, 7.236%, (30-day SOFR Average +
2.914%), 2/25/30 .................................. United States 285,806 291,142
2018-C04, 2M2, FRN, 6.986%, (30-day SOFR Average +
2.664%), 12/25/30 ................................. United States 60,599 62,427
b
GCAT Trust , 2020-NQM2 , A3 , 144A, 3.935% , 4/25/65 ........ United States 15,614 15,150
b
HOMES Trust , 2024-NQM1 , A1 , 144A, 5.915% , 7/25/69 ...... United States 87,605 88,102
b
J.P. Morgan Mortgage Trust , 2024-CES1 , A1A , 144A, 5.919% ,
6/25/54 ......................................... United States 69,811 70,136
b
Mill City Mortgage Loan Trust , 2023-NQM1 , A1 , 144A, 6.05% ,
10/25/67 ........................................ United States 252,655 252,768

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
MortgageIT Trust , 2004-1 , M2 , FRN , 5.444% , ( 1-month SOFR +
1.119% ), 11/25/34 ................................. United States 76,855 $ 71,254
j
RALI Trust , 2006-QO5 , 1A1 , FRN , 4.869% , ( 1-month SOFR +
0.544% ), 5/25/46 .................................. United States 129,015 115,903
b,j
Station Place Securitization Trust ,
2024-10, A, 144A, FRN, 5.225%, (1-month SOFR + 0.9%),
10/27/25 ........................................ United States 190,000 190,852
2024-2, A, 144A, FRN, 5.225%, (1-month SOFR + 0.9%),
6/22/25 ......................................... United States 120,000 120,095
2024-5, A, 144A, FRN, 5.225%, (1-month SOFR + 0.9%),
8/04/25 ......................................... United States 355,000 355,070
j
Structured Asset Mortgage Investments II Trust , 2007-AR1 , 2A1 ,
FRN , 4.799% , ( 1-month SOFR + 0.474% ), 1/25/37 ......... United States 454,661 400,761
8,226,342
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $8,167,932) ................
8,226,342
Agency Commercial Mortgage-Backed Securities 0.2%
Financial Services 0.2%
j
FHLMC , 5471 , FD , FRN , 5.172% , ( 30-day SOFR Average +
0.85% ), 11/25/54 .................................. United States 134,549 133,766
j
FNMA , 2024-93 , FD , FRN , 5.372% , ( 30-day SOFR Average +
1.05% ), 12/25/54 .................................. United States 320,798 319,385
453,151
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $454,374) .........
453,151
Total Long Term Investments (Cost $211,651,732) .............................
219,323,236
a
Short Term Investments 5.9%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 5.9%
o,p
Putnam Government Money Market Fund, Class G, 4.113% ... United States 2,827,434 2,827,434
o,p
Putnam Short Term Investment Fund, Class P, 4.555% ....... United States 10,021,104 10,021,104
Total Money Market Funds (Cost $12,848,538) ................................
12,848,538
Total Short Term Investments (Cost $12,848,538 ) ..............................
12,848,538
a
Total Investments (Cost $224,500,270) 106.3% ................................
$232,171,774
TBA Sale Commitments (2.3)% ..............................................
(5,024,694)
Other Assets, less Liabilities (4.0)% .........................................
(8,591,793)
Net Assets 100.0% .........................................................
$218,555,287
a a a
Principal
Amount
*
q
TBA Sale Commitments (2.3)%
Mortgage-Backed Securities (2.3)%
Federal National Mortgage Association (FNMA) Fixed Rate (1.8)%
Uniform Mortgage-Backed Securities ,
5%, TBA, 6/25/55 .................................. United States (1,000,000) (968,091)
6%, TBA, 6/25/55 .................................. United States (2,000,000) (2,019,835)

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At May 31, 2025, the Fund had the following futures contracts outstanding.
a
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
Uniform Mortgage-Backed Securities, (continued)
6.5%, TBA, 6/25/55 ................................ United States (1,000,000) $ (1,026,922)
(4,014,848)
Government National Mortgage Association (GNMA) Fixed Rate (0.5)%
GNMA II, Single-family, 30 Year, 6%, 6/15/55 ............... United States (1,000,000) (1,009,846)
Total TBA Sale Commitments (Proceeds $(5,015,547)) .........................
$(5,024,694)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $52,710,590, representing 24.1% of net assets.
c
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
d
Variable rate security. The rate shown represents the yield at period end.
e
The rate shown represents the yield at period end.
f
Income may be received in additional securities and/or cash.
g
Perpetual security with no stated maturity date.
h
The coupon rate shown represents the rate at period end.
i
A portion or all of the security purchased on a delayed delivery basis.
j
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
k
A portion or all of the security has been segregated as collateral for certain derivative contracts. At May 31, 2025, the value of this security pledged amounted to $577,530, representing 0.3% net assets.
l
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
m
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
n
Security purchased on a to-be-announced (TBA) basis.
o
See Note 3 regarding investments in affiliated management investment companies.
p
The rate shown is the annualized seven-day effective yield at period end.
q
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Long 5 $ 1,479,000 6/20/25 $ 58,151
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 1 110,750 9/19/25 436
U.S. Treasury 10 Year Ultra Notes ................ Short 33 3,714,047 9/19/25 (4,340)
U.S. Treasury 2 Year Notes ..................... Long 28 5,808,250 9/30/25 6,301
U.S. Treasury 5 Year Notes ..................... Long 37 4,002,938 9/30/25 11,264
U.S. Treasury Long Bonds ..................... Short 5 563,906 9/19/25 (3,431)
U.S. Treasury Ultra Bonds ...................... Long 19 2,205,188 9/19/25 14,958
Total Futures Contracts ...................................................................... $83,339

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At May 31, 2025, the Fund had the following forward exchange contracts outstanding.
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BZWS Buy 128,400 170,114 6/18/25 $ 2,899 $ —
British Pound ...... BZWS Sell 25,300 33,659 6/18/25 — (432)
British Pound ...... SSBT Buy 53,100 68,072 6/18/25 3,477 —
Danish Krone ...... BOFA Buy 227,000 34,180 6/18/25 408 —
Danish Krone ...... BOFA Sell 240,900 34,869 6/18/25 — (1,836)
Danish Krone ...... CITI Sell 99,500 14,445 6/18/25 — (716)
Danish Krone ...... MSCO Buy 15,500 2,258 6/18/25 104 —
Danish Krone ...... UBSW Sell 274,600 39,754 6/18/25 — (2,086)
Euro ............. BOFA Buy 63,900 71,642 6/18/25 981 —
Euro ............. BOFA Sell 189,900 204,460 6/18/25 — (11,365)
Euro ............. JPHQ Sell 368,800 397,011 6/18/25 — (22,137)
Euro ............. MSCO Buy 276,100 311,965 6/18/25 1,827 —
Euro ............. MSCO Sell 98,500 107,978 6/18/25 — (3,969)
Euro ............. SSBT Buy 100 113 6/18/25 — —
Euro ............. SSBT Sell 341,200 367,401 6/18/25 — (20,379)
Euro ............. UBSW Sell 124,800 134,342 6/18/25 — (7,495)
Norwegian Krone ... BOFA Buy 104,100 10,180 6/18/25 18 —
Norwegian Krone ... MSCO Sell 608,200 57,249 6/18/25 — (2,334)
Norwegian Krone ... SSBT Buy 12,000 1,140 6/18/25 36 —
Norwegian Krone ... SSBT Sell 499,800 48,059 6/18/25 — (905)
Swedish Krona ..... BZWS Buy 93,300 9,720 6/18/25 20 —
Swedish Krona ..... MSCO Buy 753,500 75,014 6/18/25 3,653 —
Swedish Krona ..... MSCO Sell 726,500 72,528 6/18/25 — (3,320)
Swedish Krona ..... SSBT Buy 1,897,400 191,222 6/18/25 6,869 —
Swedish Krona ..... TDOM Buy 33,300 3,315 6/18/25 162 —
Swiss Franc ....... BOFA Buy 53,600 65,269 6/18/25 — (21)
Swiss Franc ....... BZWS Buy 4,200 4,783 6/18/25 330 —
Swiss Franc ....... MSCO Buy 74,300 85,124 6/18/25 5,321 —
Swiss Franc ....... SSBT Buy 10,600 12,072 6/18/25 832 —
Swiss Franc ....... SSBT Sell 77,400 92,546 6/18/25 — (1,673)
Swiss Franc ....... UBSW Buy 27,400 31,204 6/18/25 2,150 —
Australian Dollar .... BOFA Buy 82,600 53,070 7/16/25 209 —
Australian Dollar .... MSCO Buy 5,000 3,237 7/16/25 — (12)
Australian Dollar .... MSCO Sell 166,100 104,763 7/16/25 — (2,376)
Israeli New Shekel .. UBSW Buy 252,400 71,363 7/16/25 514 —
Israeli New Shekel .. UBSW Sell 47,000 12,750 7/16/25 — (634)
Hong Kong Dollar ... BZWS Buy 3,600 465 8/20/25 — (3)
Hong Kong Dollar ... CITI Buy 456,500 58,976 8/20/25 — (389)
Hong Kong Dollar ... GSCO Buy 145,900 18,729 8/20/25 — (5)
Hong Kong Dollar ... UBSW Sell 144,000 18,570 8/20/25 89 —
Japanese Yen ...... BZWS Sell 5,612,700 38,317 8/20/25 — (1,041)
Japanese Yen ...... MSCO Buy 20,960,000 146,857 8/20/25 124 —
Japanese Yen ...... MSCO Sell 409,700 2,817 8/20/25 — (55)
Japanese Yen ...... SSBT Sell 1,422,900 9,714 8/20/25 — (264)
Japanese Yen ...... UBSW Buy 7,316,900 50,550 8/20/25 759 —
Japanese Yen ...... UBSW Sell 1,856,100 12,671 8/20/25 — (344)
Singapore Dollar .... BZWS Buy 72,100 55,537 8/20/25 647 —
Singapore Dollar .... BZWS Sell 26,800 20,758 8/20/25 — (127)
Singapore Dollar .... JPHQ Buy 4,800 3,698 8/20/25 43 —
Singapore Dollar .... MSCO Buy 39,500 30,595 8/20/25 185 —
Singapore Dollar .... SSBT Buy 12,400 9,552 8/20/25 111 —

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At May 31, 2025, the Fund had the following interest rate swap contracts outstanding.
See abbreviations on page 56 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Singapore Dollar .... UBSW Buy 5,300 4,082 8/20/25 $ 48 $ —
Total Forward Exchange Contracts ................................................... $31,816 $(83,918)
Net unrealized appreciation (depreciation) ............................................ $(52,102)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.75% .. Annual
Pay Floating 1-day
SOFR ............ Annual 6/18/27 476,000 $ (831) $ 665 $ (1,496)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.75% .... Annual 6/18/30 1,313,000 (9,092) (7,449) (1,643)
Receive Fixed 3.85% .. Annual
Pay Floating 1-day
SOFR ............ Annual 6/18/35 16,000 (5) 323 (328)
Receive Fixed 3.85% .. Annual
Pay Floating 1-day
SOFR ............ Annual 6/18/55 446,000 (14,353) 6,117 (20,470)
Total Centrally Cleared Swap Contracts ................................... $(24,281) $(344) $(23,937)
Total Interest Rate Swap Contracts ................................. $(24,281) $ (344) $(23,937)
*
In U.S. dollars unless otherwise indicated.

Putnam Asset Allocation Funds
Notes to Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund

Quarterly Schedule of Investments
1. Organization
Putnam Asset Allocation Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Asset Allocation Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Multi-Asset Income Fund
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May 31,
2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Multi-Asset Income Fund
Non-Controlled Affiliates
Dividends
Putnam Government Money
Market Fund, Class G, 4.113% . $2,432,711 $31,325,236 $(30,930,513) $— $— $2,827,434 2,827,434 $73,254
Putnam Short Term Investment
Fund, Class P, 4.555% ...... 6,785,670 21,741,077 (18,505,643) — — 10,021,104 10,021,104 332,418
Total Affiliated Securities ... $9,218,381 $53,066,313 $(49,436,156) $— $— $12,848,538 $405,672
2. Financial Instrument Valuation
(continued)

Putnam Asset Allocation Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Multi-Asset Income Fund
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Multi-Asset Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 933,248 $ 164,921 $ — $ 1,098,169
Air Freight & Logistics ................... 735,834 82,028 — 817,862
Automobile Components ................. 49,624 34,018 — 83,642
Automobiles .......................... 1,009,432 375,576 — 1,385,008
Banks ............................... 1,691,817 1,544,082 — 3,235,899
Beverages ........................... 266,525 37,455 — 303,980
Biotechnology ......................... 460,395 — — 460,395
Broadline Retail ....................... 1,487,962 27,984 — 1,515,946
Building Products ...................... 178,840 137,239 — 316,079
Capital Markets ........................ 1,818,202 270,028 — 2,088,230
Chemicals ........................... 507,481 171,188 — 678,669
Commercial Services & Supplies ........... 54,245 — — 54,245
Communications Equipment .............. 1,085,772 — — 1,085,772
Construction & Engineering ............... 117,010 169,662 — 286,672
Construction Materials .................. — 129,099 — 129,099
Consumer Finance ..................... 144,264 — — 144,264
Consumer Staples Distribution & Retail ...... 272,720 154,642 — 427,362
Containers & Packaging ................. 47,935 — — 47,935
Diversified Consumer Services ............ 163,385 — — 163,385
Diversified REITs ...................... 59,927 170,963 — 230,890
Diversified Telecommunication Services ..... 860,379 119,000 — 979,379
Electric Utilities ........................ 869,262 324,920 — 1,194,182
Electrical Equipment .................... 1,001,476 165,614 — 1,167,090
Electronic Equipment, Instruments &
Components ........................ 60,134 41,857 — 101,991
Energy Equipment & Services ............. 355,142 — — 355,142
Entertainment ......................... 506,390 81,585 — 587,975
Financial Services ...................... 1,412,295 77,829 — 1,490,124
Food Products ........................ 510,618 231,579 — 742,197
Gas Utilities .......................... 21,982 — — 21,982
Ground Transportation .................. 87,069 — — 87,069
Health Care Equipment & Supplies ......... 655,983 129,633 — 785,616
Health Care Providers & Services .......... 151,662 — — 151,662
Health Care REITs ..................... 98,385 — — 98,385
Health Care Technology ................. 32,665 — — 32,665
Hotel & Resort REITs ................... 61,068 — — 61,068
Hotels, Restaurants & Leisure ............. 293,940 114,165 — 408,105
Household Durables .................... 97,914 33,383 — 131,297
Household Products .................... 205,105 — — 205,105
Independent Power and Renewable Electricity
Producers .......................... 64,399 — 11 64,410
Industrial Conglomerates ................ 43,974 145,369 — 189,343
Insurance ............................ 1,287,546 796,397 — 2,083,943
Interactive Media & Services .............. 4,050,687 68,625 — 4,119,312
IT Services ........................... 59,660 67,537 — 127,197
Leisure Products ....................... 55,376 — — 55,376
Machinery ............................ 242,044 155,086 — 397,130
Marine Transportation ................... 119,391 74,987 — 194,378
Media ............................... 1,018,359 27,361 — 1,045,720
4. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Multi-Asset Income Fund
Level 1 Level 2 Level 3 Total
Putnam Multi-Asset Income Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Metals & Mining ....................... $ 127,729 $ 391,099 $ — $ 518,828
Mortgage Real Estate Investment Trusts
(REITs) ............................ 1,020,132 — — 1,020,132
Multi-Utilities .......................... 78,033 189,103 — 267,136
Office REITs .......................... 5,458 — — 5,458
Oil, Gas & Consumable Fuels ............. 1,289,539 534,968 — 1,824,507
Paper & Forest Products ................. 10,806 — — 10,806
Passenger Airlines ..................... 64,792 33,657 — 98,449
Personal Care Products ................. — 110,036 — 110,036
Pharmaceuticals ....................... 3,478,352 913,732 — 4,392,084
Professional Services ................... 829,229 125,077 — 954,306
Real Estate Management & Development .... 14,970 — — 14,970
Residential REITs ...................... 112,980 — — 112,980
Retail REITs .......................... 802,188 4,763 — 806,951
Semiconductors & Semiconductor Equipment . 5,230,403 346,455 — 5,576,858
Software ............................. 2,970,276 99,227 — 3,069,503
Specialized REITs ...................... 512,461 — — 512,461
Specialty Retail ........................ 1,081,569 160,153 — 1,241,722
Technology Hardware, Storage & Peripherals . 3,109,863 67,208 — 3,177,071
Textiles, Apparel & Luxury Goods .......... 87,833 265,744 — 353,577
Tobacco ............................. 937,169 230,443 — 1,167,612
Trading Companies & Distributors .......... 41,706 400,133 — 441,839
Transportation Infrastructure .............. — 41,431 — 41,431
Water Utilities ......................... 10,356 — — 10,356
Wireless Telecommunication Services ....... — 174,444 — 174,444
Management Investment Companies ......... 628,022 — — 628,022
Convertible Preferred Stocks ................ 198,118 — — 198,118
Preferred Stocks ......................... — 90,193 — 90,193
Rights ................................. — — 69 69
Convertible Bonds ....................... — 460,737 — 460,737
Corporate Bonds ........................ — 62,422,909 — 62,422,909
Senior Floating Rate Interests ............... — 1,868,150 — 1,868,150
Foreign Government and Agency Securities .... — 9,594,816 — 9,594,816
U.S. Government and Agency Securities ....... — 21,995,370 — 21,995,370
Asset-Backed Securities ................... — 10,395,008 — 10,395,008
Commercial Mortgage-Backed Securities ...... — 6,563,895 — 6,563,895
Mortgage-Backed Securities ................ — 39,091,593 — 39,091,593
Residential Mortgage-Backed Securities ....... — 8,226,342 — 8,226,342
Agency Commercial Mortgage-Backed Securities — 453,151 — 453,151
Short Term Investments ................... 12,848,538 — — 12,848,538
Total Investments in Securities ........... $60,798,045 $171,373,649
a
$80 $232,171,774
Other Financial Instruments:
Forward Exchange Contracts ............... $— $31,816 $— $31,816
Futures Contracts ....................... 91,110 — — 91,110
Total Other Financial Instruments ......... $91,110 $31,816 $— $122,926
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 5,024,694 $ — $ 5,024,694
Forward Exchange Contracts ............... — 83,918 — 83,918
Futures Contracts ........................ 7,771 — — 7,771
Swap Contracts ......................... — 23,937 — 23,937
Total Other Financial Instruments ......... $7,771 $5,132,549 $— $5,140,320
4. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Multi-Asset Income Fund
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
a
Includes foreign securities valued at $8,872,352, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
Cu r rency
AUD
Australian Dollar
CHF
Swiss Franc
EUR
Euro
GBP
British Pound
JPY
Japanese Yen
NOK
Norwegian Krone
SEK
Swedish Krona
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CLO
Collateralized Loan Obligation
CVR
Contingent Value Right
ETF
Exchange-Traded Fund
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
TBA
To-Be-Announced
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 4.35%
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.